UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09160

ALLIANCEBERNSTEIN HIGH INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: April 30, 2011

Date of reporting period: January 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein High Income Fund

Portfolio of Investments

January 31, 2011 (unaudited)

		Principal Amount (000)	U.S. $ Value
CORPORATES - NON-INVESTMENT GRADES - 56.7%
Industrial - 48.8%
Basic - 6.3%
AK Steel Corp.
7.625%, 5/15/20	U.S.$	6,564	$6,695,280
Algoma Acquisition Corp.
9.875%, 6/15/15 (a)		5,880	5,306,700
Appleton Papers, Inc.
10.50%, 6/15/15 (a)		2,150	2,209,125
Arch Coal, Inc.
8.75%, 8/01/16		1,675	1,855,063
Arch Western Finance LLC
6.75%, 7/01/13		304	307,040
Basell Finance Co. BV
8.10%, 3/15/27 (a)		2,420	2,710,400
Boise Paper Holdings LLC / Boise Finance Co.
9.00%, 11/01/17		2,410	2,675,100
Braskem SA
7.00%, 5/07/20 (a)		2,300	2,369,000
Celanese US Holdings LLC
6.625%, 10/15/18 (a)		644	671,370
CF Industries, Inc.
6.875%, 5/01/18		1,100	1,207,250
7.125%, 5/01/20		1,100	1,222,375
Consol Energy, Inc.
8.00%, 4/01/17 (a)		2,000	2,170,000
8.25%, 4/01/20 (a)		3,000	3,277,500
Drummond Co., Inc.
7.375%, 2/15/16		1,450	1,504,375
Evraz Group SA
8.25%, 11/10/15 (a)		1,289	1,379,230
9.50%, 4/24/18 (a)		5,066	5,718,247
FMG Resources August 2006 Pty Ltd.
7.00%, 11/01/15 (a)		2,000	2,065,000
Georgia Gulf Corp.
10.75%, 10/15/16		1,500	1,601,250
Georgia-Pacific LLC
7.00%, 1/15/15 (a)		216	223,560
7.125%, 1/15/17 (a)		517	550,605
8.875%, 5/15/31		1,800	2,191,500
Graphic Packaging International, Inc.
7.875%, 10/01/18		2,000	2,120,000
9.50%, 6/15/17		480	531,600
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC
4.786%, 11/15/14 (b)		1,390	1,330,925
Huntsman International LLC
8.625%, 3/15/21 (a)		3,900	4,290,000
Ineos Group Holdings PLC
8.50%, 2/15/16 (a)		9,341	9,527,820
Kerling PLC
10.625%, 2/01/17 (a)(c)	EUR	3,650	5,534,618
LBI Escrow Corp.
8.00%, 11/01/17 (a)	U.S.$	630	703,238

		Principal Amount (000)	U.S. $ Value
Lecta SA
5.05%, 2/15/14 (a)(b)	EUR	1,903	2,494,759
Lyondell Chemical Co.
11.00%, 5/01/18	U.S.$	2,500	2,850,000
MacDermid, Inc.
9.50%, 4/15/17 (a)		3,315	3,538,762
Momentive Performance Materials, Inc.
11.50%, 12/01/16		1,300	1,407,250
Nalco Co.
6.625%, 1/15/19 (a)		1,350	1,409,063
NewMarket Corp.
7.125%, 12/15/16		1,074	1,100,850
NewPage Corp.
10.00%, 5/01/12		1,120	728,000
11.375%, 12/31/14		2,800	2,807,000
Norske Skogindustrier ASA
7.00%, 6/26/17	EUR	2,150	2,590,432
Nova Chemicals Corp.
8.625%, 11/01/19	U.S.$	2,383	2,633,215
Novelis, Inc.
8.75%, 12/15/20 (a)		6,500	7,060,625
Omnova Solutions, Inc.
7.875%, 11/01/18 (a)		4,288	4,395,200
PE Paper Escrow GMBH
12.00%, 8/01/14 (a)		791	921,651
Peabody Energy Corp.
7.875%, 11/01/26		50	56,250
Polymer Group, Inc.
7.75%, 2/01/19 (a)		4,022	5,384,100
Polypore International, Inc.
7.50%, 11/15/17 (a)		1,635	1,692,225
Rain CII Carbon LLC and CII Carbon Corp.
8.00%, 12/01/18 (a)		2,500	2,650,000
Rhodia SA
3.748%, 10/15/13 (a)(b)	EUR	835	1,141,364
6.875%, 9/15/20 (a)	U.S.$	1,848	1,884,960
Severstal OAO Via Steel Capital SA
9.75%, 7/29/13 (a)		7,028	7,818,650
Smurfit Kappa Acquisitions
7.75%, 11/15/19 (a)	EUR	2,690	3,913,202
Solutia, Inc.
7.875%, 3/15/20	U.S.$	2,115	2,294,775
Steel Capital SA for OAO Severstal
9.25%, 4/19/14 (a)		1,570	1,742,700
Steel Dynamics, Inc.
6.75%, 4/01/15		675	688,500
7.625%, 3/15/20 (a)		2,500	2,675,000
7.75%, 4/15/16		1,910	2,031,762
TPC Group LLC
8.25%, 10/01/17 (a)		4,374	4,652,842
Tube City IMS Corp.
9.75%, 2/01/15		2,000	2,080,000
United States Steel Corp.
6.65%, 6/01/37		4,900	4,165,000
7.375%, 4/01/20		1,000	1,037,500

		Principal Amount (000)	U.S. $ Value
Vedanta Resources PLC
8.75%, 1/15/14 (a)		4,299	4,578,435
9.50%, 7/18/18 (a)(c)		1,900	2,109,000
Verso Paper Holdings LLC / Verso Paper, Inc.
8.75%, 2/01/19 (a)		2,250	2,331,562
Series B
11.375%, 8/01/16 (c)		3,748	4,038,470
Westvaco Corp.
8.20%, 1/15/30		2,940	3,076,472
Weyerhaeuser Co.
7.375%, 3/15/32		3,308	3,355,126
8.50%, 1/15/25		1,000	1,130,279

			172,413,152

Capital Goods - 4.6%
Alion Science and Technology Corp. Series 1
12.00%, 11/01/14 (d)		1,061	1,111,907
Alliant Techsystems, Inc.
6.875%, 9/15/20		2,120	2,188,900
Ardagh Glass Finance PLC
8.75%, 2/01/20 (a)	EUR	3,050	4,332,504
9.25%, 7/01/16 (a)		497	746,813
Ardagh Packaging Finance
7.375%, 10/15/17 (a)	U.S.$	350	367,063
Associated Materials LLC
9.125%, 11/01/17 (a)		1,444	1,552,300
BE Aerospace, Inc.
6.875%, 10/01/20		2,480	2,573,000
Berry Plastics Corp.
9.75%, 1/15/21 (a)		3,500	3,657,500
10.25%, 3/01/16		672	679,560
Bombardier, Inc.
7.75%, 3/15/20 (a)		2,558	2,801,010
Building Materials Corp. of America
6.875%, 8/15/18 (a)		1,540	1,563,100
7.00%, 2/15/20 (a)		985	1,034,250
7.50%, 3/15/20 (a)		1,898	1,954,940
Case New Holland, Inc.
7.875%, 12/01/17 (a)		2,558	2,842,578
Clondalkin Industries BV
8.00%, 3/15/14 (a)	EUR	3,449	4,651,365
CNH America LLC
7.25%, 1/15/16	U.S.$	997	1,081,745
Crown European Holdings SA
7.125%, 8/15/18 (a)	EUR	1,295	1,875,000
Graham Packaging Co. LP/GPC Capital Corp.
8.25%, 10/01/18	U.S.$	1,500	1,595,625
Graham Packaging Co. LP/GPC Capital Corp. I
8.25%, 1/01/17		692	726,600
Grohe Holding GMBH
8.625%, 10/01/14 (a)(c)	EUR	3,505	4,918,842

		Principal Amount (000)	U.S. $ Value
HeidelbergCement AG
8.50%, 10/31/19	U.S.$	2,420	3,694,377
IFCO Systems NV
10.00%, 6/30/16 (a)		1,000	1,615,597
L-3 Communications Corp.
5.875%, 1/15/15		800	816,000
Manitowoc Co., Inc. (The)
8.50%, 11/01/20		3,750	4,040,625
9.50%, 2/15/18		216	239,220
Masco Corp.
6.125%, 10/03/16		2,315	2,374,618
Nordenia International AG
9.75%, 7/15/17 (a)	EUR	1,652	2,530,881
Obrascon Huarte Lain SA
7.375%, 4/28/15		2,550	3,412,777
OI European Group BV
6.75%, 9/15/20 (a)		1,500	2,099,934
6.875%, 3/31/17 (a)		1,000	1,423,916
Owens-Brockway Glass Container, Inc.
6.75%, 12/01/14	U.S.$	830	852,825
Plastipak Holdings, Inc.
8.50%, 12/15/15 (a)		3,733	3,891,653
Ply Gem Industries, Inc.
11.75%, 6/15/13		3,800	4,061,250
Pregis Corp.
5.998%, 4/15/13 (b)	EUR	3,000	3,963,690
RBS Global, Inc. / Rexnord LLC
8.50%, 5/01/18	U.S.$	3,000	3,217,500
11.75%, 8/01/16 (c)		1,324	1,431,575
Rexam PLC
6.75%, 6/29/67	EUR	2,660	3,528,128
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
7.125%, 4/15/19 (a)	U.S.$	712	735,140
8.50%, 5/15/18 (a)		4,050	4,222,125
9.00%, 4/15/19 (a)		2,638	2,769,900
RSC Equipment Rental Inc/RSC Holdings III LLC
8.25%, 2/01/21 (a)		4,500	4,601,250
9.50%, 12/01/14		378	396,900
10.25%, 11/15/19		2,000	2,220,000
Sequa Corp.
11.75%, 12/01/15 (a)		5,545	6,044,050
Terex Corp.
8.00%, 11/15/17		2,356	2,438,460
Textron Financial Corp.
5.40%, 4/28/13		1,037	1,093,729
6.00%, 2/15/67 (a)		125	105,156
TransDigm, Inc.
7.75%, 12/15/18 (a)		4,800	5,148,000
United Rentals North America, Inc.
8.375%, 9/15/20		5,300	5,538,500
10.875%, 6/15/16		1,000	1,152,500
Wienerberger AG
6.50%, 12/31/49	EUR	2,900	3,542,114

			125,456,992

		Principal Amount (000)	U.S. $ Value
Communications - Media - 5.2%
Allbritton Communications Co.
8.00%, 5/15/18	U.S.$	5,115	5,313,206
Cablevision Systems Corp.
8.00%, 4/15/20		1,700	1,844,500
CCH II LLC / CCH II Capital Corp.
13.50%, 11/30/16		2,000	2,420,000
CCO Holdings LLC / CCO Holdings Capital Corp.
7.00%, 1/15/19		1,000	1,007,500
7.00%, 1/15/19 (a)		500	502,500
7.25%, 10/30/17		2,250	2,340,000
Cengage Learning Acquisitions, Inc.
10.50%, 1/15/15 (a)		4,385	4,560,400
Central European Media Enterprises Ltd.
11.625%, 9/15/16 (a)	EUR	3,520	5,084,476
Cequel Communications Holdings I LLC and Cequel Capital Corp.
8.625%, 11/15/17 (a)	U.S.$	3,210	3,358,462
CET 21 spol sro
9.00%, 11/01/17 (a)	EUR	121	173,951
Charter Communications Operating LLC / Charter Communications Operating Capital
8.00%, 4/30/12 (a)	U.S.$	1,275	1,343,531
Citadel Broadcasting Corp.
7.75%, 12/15/18 (a)		1,990	2,119,350
Clear Channel Communications, Inc.
5.50%, 9/15/14		2,045	1,753,588
5.75%, 1/15/13		2,388	2,310,390
10.75%, 8/01/16		3,725	3,492,187
Clear Channel Worldwide Holdings, Inc.
9.25%, 12/15/17		65	71,825
Series B
9.25%, 12/15/17		1,223	1,354,473
Columbus International, Inc.
11.50%, 11/20/14 (a)		6,622	7,466,305
CSC Holdings LLC
6.75%, 4/15/12		190	198,313
7.875%, 2/15/18		2,212	2,466,380
Dex One Corp.
12.00%, 1/29/17(c)(d)		4,048	2,833,851
DISH DBS Corp.
7.125%, 2/01/16		1,250	1,306,250
European Media Capital SA
10.00%, 2/01/15 (e)(f)		537	354,200
Hughes Network Systems LLC/HNS Finance Corp.
9.50%, 4/15/14		1,950	2,013,375
Intelsat Jackson Holdings SA
7.25%, 10/15/20 (a)		2,125	2,172,812
11.25%, 6/15/16		2,472	2,657,400
Intelsat Luxembourg SA
11.25%, 2/04/17		3,200	3,592,000
Lamar Media Corp.
6.625%, 8/15/15		3,941	4,034,599
7.875%, 4/15/18		1,000	1,062,500

		Principal Amount (000)	U.S. $ Value
Liberty Media LLC
5.70%, 5/15/13		1,145	1,193,663
LIN Television Corp.
6.50%, 5/15/13		3,050	3,061,437
8.375%, 4/15/18		2,750	2,956,250
Local TV Finance LLC
9.25%, 6/15/15 (a)(d)		3,360	3,133,200
McClatchy Co. (The)
11.50%, 2/15/17		3,600	4,059,000
New York Times Co. (The)
6.625%, 12/15/16 (a)		2,200	2,244,000
Nexstar Broadcasting, Inc. / Mission Broadcasting, Inc.
8.875%, 4/15/17 (a)		2,021	2,177,627
Nielsen Finance LLC / Nielsen Finance Co.
12.50%, 8/01/16 (g)		5,325	5,597,906
Quebecor Media, Inc.
7.75%, 3/15/16		5,952	6,175,200
Rainbow National Services LLC
8.75%, 9/01/12 (a)		250	250,625
10.375%, 9/01/14 (a)		1,458	1,512,675
Seat Pagine Gialle SpA
10.50%, 1/31/17 (a)	EUR	1,000	1,191,172
10.50%, 1/31/17 (a)(c)		1,600	1,905,857
Sinclair Television Group, Inc.
8.375%, 10/15/18 (a)	U.S.$	1,100	1,138,500
9.25%, 11/01/17 (a)		3,430	3,781,575
Sirius XM Radio, Inc.
8.75%, 4/01/15 (a)		3,500	3,823,750
Technicolor
5.75%, 9/25/15 (h)(i)	EUR	925	22,163
Telesat Canada / Telesat LLC
11.00%, 11/01/15	U.S.$	1,600	1,796,000
Umbrella Acquisition, Inc.
9.75%, 3/15/15 (a)(d)		802	873,707
Univision Communications, Inc.
8.50%, 5/15/21 (a)		700	724,500
12.00%, 7/01/14 (a)		1,580	1,724,175
UPC Holding BV
8.375%, 8/15/20 (a)	EUR	3,000	4,312,822
UPCB Finance Ltd.
7.625%, 1/15/20 (a)		1,600	2,333,032
Valassis Communications, Inc.
6.625%, 2/01/21 (a)	U.S.$	1,325	1,318,375
Virgin Media Finance PLC
8.375%, 10/15/19		4,650	5,149,875
WMG Holdings Corp.
9.50%, 12/15/14 (c)		3,918	3,952,282
XM Satellite Radio, Inc.
7.625%, 11/01/18 (a)		1,345	1,395,438
Ziggo Bond Co. BV
8.00%, 5/15/18 (a)	EUR	3,650	5,284,748

			142,297,878

		Principal Amount (000)	U.S. $ Value
Communications - Telecommunications - 3.2%
Cincinnati Bell, Inc.
8.25%, 10/15/17	U.S.$	750	757,500
8.75%, 3/15/18		4,650	4,452,375
Clearwire Communications LLC/Clearwire Finance, Inc.
12.00%, 12/01/15 (a)		7,324	7,983,160
Cricket Communications, Inc.
7.75%, 10/15/20		4,000	3,860,000
10.00%, 7/15/15 (c)		1,500	1,642,500
Crown Castle International Corp.
7.125%, 11/01/19		2,500	2,656,250
Digicel Group Ltd.
10.50%, 4/15/18 (a)		4,241	4,723,414
Digicel Ltd.
12.00%, 4/01/14 (a)		660	769,725
ERC Ireland Finance Ltd.
6.05%, 8/15/16 (a) (b)	EUR	1,000	472,357
Fairpoint Communications, Inc. Series 1
13.125%, 4/02/18 (h)	U.S.$	1,048	110,065
Frontier Communications Corp.
6.25%, 1/15/13		1,222	1,295,320
8.125%, 10/01/18		1,600	1,802,000
9.00%, 8/15/31		1,600	1,696,000
Level 3 Financing, Inc.
8.75%, 2/15/17		3,220	3,083,150
9.25%, 11/01/14		878	888,975
10.00%, 2/01/18		2,200	2,200,000
MetroPCS Wireless, Inc.
6.625%, 11/15/20		2,650	2,557,250
7.875%, 9/01/18		3,000	3,135,000
MTS International Funding Ltd.
8.625%, 6/22/20 (a)		4,400	4,928,000
Pacnet Ltd.
9.25%, 11/09/15 (a)		3,088	3,186,553
PAETEC Escrow Corp.
9.875%, 12/01/18 (a)		2,675	2,828,812
PAETEC Holding Corp.
9.50%, 7/15/15		1,250	1,309,375
Sprint Capital Corp.
6.875%, 11/15/28		5,500	4,922,500
Sunrise Communications Holdings SA
8.50%, 12/31/18 (a)	EUR	2,500	3,628,247
tw telecom holdings, Inc
8.00%, 3/01/18	U.S.$	4,824	5,173,740
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125%, 4/30/18 (a)		3,250	3,623,750
Wind Acquisition Finance SA
7.25%, 2/15/18 (a)		2,325	2,406,375
11.75%, 7/15/17 (a)		3,200	3,648,000
11.75%, 7/15/17 (a)		1,200	1,377,000
Windstream Corp.
7.75%, 10/15/20 (a)		1,800	1,858,500

	Principal Amount (000)	U.S. $ Value
8.125%, 8/01/13-9/01/18	3,652	3,948,763
8.625%, 8/01/16	2,394	2,537,640

		89,462,296

Consumer Cyclical - Automotive - 2.4%
Affinia Group, Inc.
9.00%, 11/30/14 (a)	1,435	1,463,700
9.00%, 11/30/14	2,665	2,718,300
Allison Transmission, Inc.
11.00%, 11/01/15 (a)	3,700	4,051,500
American Axle & Manufacturing Holdings, Inc.
9.25%, 1/15/17 (a)	3,196	3,627,460
ArvinMeritor, Inc.
8.125%, 9/15/15	4,525	4,824,781
Cooper Tire & Rubber Co.
8.00%, 12/15/19	3,000	3,135,000
Cooper-Standard Automotive, Inc.
8.50%, 5/01/18 (a)	3,400	3,663,500
Dana Holding Corp.
6.50%, 2/15/19	675	686,813
6.75%, 2/15/21	638	647,570
Exide Technologies
8.625%, 2/01/18 (a)	1,804	1,900,965
Ford Motor Co.
7.45%, 7/16/31 (c)	5,000	5,458,210
Ford Motor Credit Co. LLC
3.053%, 1/13/12 (b)	640	644,800
7.00%, 10/01/13	974	1,052,967
8.00%, 12/15/16	2,650	3,005,813
Goodyear Tire & Rubber Co. (The)
7.00%, 3/15/28	700	666,750
8.25%, 8/15/20	1,619	1,695,902
8.75%, 8/15/20	2,679	2,853,135
Keystone Automotive Operations, Inc.
9.75%, 11/01/13 (i)	986	483,140
Lear Corp.
7.875%, 3/15/18	1,500	1,627,500
8.125%, 3/15/20	2,000	2,205,000
Navistar International Corp.
8.25%, 11/01/21	4,880	5,380,200
Tenneco, Inc.
6.875%, 12/15/20 (a)	3,700	3,792,500
7.75%, 8/15/18 (a)	1,143	1,208,723
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc.
10.625%, 9/01/17 (a)	5,470	5,921,275
Uncle Acquisition 2010 Corp.
8.625%, 2/15/19 (a)	2,685	2,799,112

		65,514,616

Consumer Cyclical - Entertainment - 0.9%
AMC Entertainment Holdings, Inc.
9.75%, 12/01/20 (a)	2,040	2,193,000
AMC Entertainment, Inc.
8.00%, 3/01/14	1,000	1,012,500

	Principal Amount (000)	U.S. $ Value
11.00%, 2/01/16	2,325	2,452,875
ClubCorp Club Operations, Inc.
10.00%, 12/01/18 (a)	3,500	3,412,500
Greektown Holdings LLC
10.75%, 12/01/13 (f)(h)	715	0
NAI Entertainment Holdings LLC
8.25%, 12/15/17 (a)	4,125	4,393,125
Pinnacle Entertainment, Inc.
7.50%, 6/15/15	4,050	4,191,750
8.625%, 8/01/17	500	547,500
8.75%, 5/15/20	1,000	1,062,500
Regal Entertainment Group
9.125%, 8/15/18 (c)	4,305	4,590,206
WMG Acquisition Corp.
9.50%, 6/15/16	1,400	1,496,250

		25,352,206

Consumer Cyclical - Other - 5.2%
Beazer Homes USA, Inc.
6.875%, 7/15/15	1,000	982,500
12.00%, 10/15/17	1,860	2,171,550
Boyd Gaming Corp.
6.75%, 4/15/14	925	929,625
7.125%, 2/01/16 (c)	4,400	4,169,000
9.125%, 12/01/18 (a)	2,700	2,814,750
Broder Brothers Co.
12.00%, 10/15/13 (d)(f)	331	307,571
Chukchansi Economic Development Authority
8.00%, 11/15/13 (a)	2,075	1,442,125
CityCenter Holdings LLC / CityCenter Finance Corp.
7.625%, 1/15/16 (a)	5,907	6,039,907
Country Garden Holdings Co.
11.25%, 4/22/17 (a)	2,000	2,100,000
DR Horton, Inc.
6.00%, 4/15/11	1,756	1,777,950
6.50%, 4/15/16	1,000	1,040,000
GWR Operating Partnership LLP
10.875%, 4/01/17	3,500	3,675,000
Harrah’s Operating Co., Inc.
10.00%, 12/15/18	4,000	3,630,000
11.25%, 6/01/17	3,050	3,461,750
Host Hotels & Resorts LP
6.875%, 11/01/14	481	496,633
9.00%, 5/15/17 (c)	1,000	1,120,000
Series Q
6.75%, 6/01/16	2,558	2,641,135
Isle of Capri Casinos, Inc.
7.00%, 3/01/14 (c)	4,415	4,359,812
K Hovnanian Enterprises, Inc.
10.625%, 10/15/16	4,380	4,642,800
KB Home
5.875%, 1/15/15	1,995	1,980,038
9.10%, 9/15/17	2,300	2,432,250
Lennar Corp.

	Principal Amount (000)	U.S. $ Value
6.95%, 6/01/18	2,780	2,755,675
Series B
6.50%, 4/15/16	3,200	3,200,000
Levi Strauss & Co.
7.625%, 5/15/20	1,000	1,046,250
8.875%, 4/01/16	3,000	3,150,000
M/I Homes, Inc.
8.625%, 11/15/18 (a)	3,900	3,958,500
Marina District Finance Co., Inc.
9.875%, 8/15/18 (a)(c)	3,720	3,785,100
MCE Finance Ltd.
10.25%, 5/15/18	4,895	5,629,250
Meritage Homes Corp.
6.25%, 3/15/15	1,350	1,356,750
7.15%, 4/15/20	2,500	2,500,000
MGM Mirage
6.625%, 7/15/15 (c)	2,000	1,870,000
7.625%, 1/15/17 (c)	4,965	4,698,131
8.375%, 2/01/11 (c)	1,241	1,241,000
NCL Corp. Ltd.
9.50%, 11/15/18 (a)	3,500	3,753,750
11.75%, 11/15/16	2,000	2,380,000
Penn National Gaming, Inc.
8.75%, 8/15/19	4,800	5,292,000
Phillips-Van Heusen Corp.
7.375%, 5/15/20	2,340	2,500,875
Pulte Group, Inc.
7.875%, 6/15/32	2,600	2,323,750
Quiksilver, Inc.
6.875%, 4/15/15	5,000	4,937,500
Realogy Corp.
Class A
11.00%, 4/15/18 (a)	2,732	2,834,450
Series C
11.00%, 4/15/18 (a)(c)	1,450	1,457,250
Royal Caribbean Cruises Ltd.
7.25%, 6/15/16	2,850	3,078,000
8.75%, 2/02/11	727	727,000
Ryland Group, Inc.
6.625%, 5/01/20	4,500	4,410,000
Seminole Indian Tribe of Florida
6.535%, 10/01/20 (a)	390	382,251
7.75%, 10/01/17 (a)	2,210	2,331,550
Sheraton Holding Corp.
7.375%, 11/15/15	2,035	2,274,112
Standard Pacific Corp.
8.375%, 5/15/18	3,250	3,380,000
10.75%, 9/15/16	1,667	1,950,390
Starwood Hotels & Resorts Worldwide, Inc.
7.875%, 5/01/12	2,500	2,678,125
Station Casinos, Inc.
6.625%, 3/15/18 (h)	1,755	176
6.875%, 3/01/16 (h)	1,500	150
Tropicana Entertainment LLC / Tropicana Finance Corp.
9.625%, 12/15/14 (h)(i)	750	0

	Principal Amount (000)	U.S. $ Value
Turning Stone Resort Casino Enterprise
9.125%, 9/15/14 (a)	1,950	1,989,000
WCI Communities, Inc.
6.625%, 3/15/15 (e)(h)(i)	750	0
William Lyon Homes, Inc.
10.75%, 4/01/13	2,252	1,959,240
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
7.75%, 8/15/20	5,400	5,724,000

		143,768,621

Consumer Cyclical - Restaurants - 0.5%
Blue Acquisition Sub, Inc.
9.875%, 10/15/18 (a)(c)	3,885	4,147,237
CKE Restaurants, Inc.
11.375%, 7/15/18 (c)	675	759,375
11.375%, 7/15/18	2,150	2,418,750
Dunkin Finance Corp.
9.625%, 12/01/18 (a)	3,040	3,100,800
Landry’s Restaurants, Inc.
11.625%, 12/01/15	3,580	3,875,350
Series 144
11.625%, 12/01/15 (a)	825	893,063

		15,194,575

Consumer Cyclical - Retailers - 2.1%
Asbury Automotive Group, Inc.
8.375%, 11/15/20 (a)	1,555	1,621,088
AutoNation, Inc.
6.75%, 4/15/18	349	360,343
Blockbuster, Inc.
11.75%, 10/01/14 (a)(h)(i)	1,782	855,360
Bon-Ton Department Stores, Inc. (The)
10.25%, 3/15/14	5,130	5,283,900
Burlington Coat Factory Warehouse Corp.
11.125%, 4/15/14 (c)	2,816	2,928,640
Dollar General Corp.
10.625%, 7/15/15	1,758	1,900,837
GameStop Corp. / GameStop, Inc.
8.00%, 10/01/12	1,342	1,370,450
Giraffe Acquisition Corp.
9.125%, 12/01/18 (a)	4,800	5,064,000
Hines Nurseries, Inc.
10.25%, 10/01/11 (e)(h)(i)	1,000	0
JC Penney Corp., Inc.
7.40%, 4/01/37	4,100	3,925,750
Limited Brands, Inc.
5.25%, 11/01/14	3,194	3,325,752
6.90%, 7/15/17	3,710	3,951,150
Macy’s Retail Holdings, Inc.
6.375%, 3/15/37	3,500	3,412,500
Michaels Stores, Inc.
7.75%, 11/01/18 (a)(c)	3,100	3,193,000
11.375%, 11/01/16	1,000	1,095,000
Neiman Marcus Group, Inc. (The)
9.00%, 10/15/15 (d)	4,029	4,220,840

		Principal Amount (000)	U.S. $ Value
10.375%, 10/15/15 (c)		500	528,750
Penske Automotive Group, Inc.
7.75%, 12/15/16		1,250	1,278,125
QVC, Inc.
7.50%, 10/01/19 (a)		2,400	2,556,000
Rite Aid Corp.
6.875%, 8/15/13		470	437,688
8.00%, 8/15/20		2,300	2,440,875
9.50%, 6/15/17		1,500	1,293,750
10.25%, 10/15/19		2,000	2,122,500
Sally Holdings LLC/Sally Capital, Inc.
9.25%, 11/15/14		1,200	1,260,000
Toys R US, Inc.
7.375%, 10/15/18		3,900	3,870,750

			58,297,048

Consumer Non-Cyclical - 6.3%
ACCO Brands Corp.
7.625%, 8/15/15		3,550	3,594,375
10.625%, 3/15/15		1,587	1,793,310
Alere, Inc.
8.625%, 10/01/18		4,600	4,784,000
AMGH Merger Sub, Inc.
9.25%, 11/01/18 (a)		3,765	4,005,019
ARAMARK Corp.
8.50%, 2/01/15		5,942	6,194,535
Aurora Diagnostics Holdings / Aurora Diagnostics Financing, Inc.
10.75%, 1/15/18 (a)		3,750	3,787,500
Bakkavor Finance 2 PLC
8.25%, 2/15/18 (a)	GBP	1,982	3,198,678
Bausch & Lomb, Inc.
9.875%, 11/01/15	U.S.$	4,855	5,243,400
Biomet, Inc.
11.625%, 10/15/17		5,550	6,271,500
BioScrip, Inc.
10.25%, 10/01/15		4,005	4,245,300
Campofrio Food Group SA
8.25%, 10/31/16 (a)	EUR	2,550	3,630,986
Catalent Pharma Solutions, Inc.
9.50%, 4/15/15 (d)	U.S.$	4,534	4,630,041
CHS/Community Health Systems, Inc.
8.875%, 7/15/15		5,495	5,804,094
ConvaTec Healthcare E SA
10.50%, 12/15/18 (a)		2,961	3,149,764
Cott Beverages, Inc.
8.125%, 9/01/18		390	421,200
8.375%, 11/15/17		1,400	1,513,750
Del Monte Corp.
6.75%, 2/15/15		750	766,875
DJO Finance LLC / DJO Finance Corp.
10.875%, 11/15/14		3,030	3,325,425
Dole Food Co., Inc.
8.00%, 10/01/16 (a)		4,350	4,632,750
Elan Finance PLC / Elan Finance Corp.
8.75%, 10/15/16 (a)		800	844,000
8.75%, 10/15/16		2,250	2,379,375

		Principal Amount (000)	U.S. $ Value
Elizabeth Arden, Inc.
7.375%, 3/15/21 (a)		4,400	4,499,000
Gentiva Health Services, Inc.
11.50%, 9/01/18		1,560	1,741,350
Giant Funding Corp.
8.25%, 2/01/18 (a)		3,575	3,704,594
HCA Holdings, Inc.
7.75%, 5/15/21 (a)(c)		3,500	3,648,750
HCA, Inc.
6.375%, 1/15/15		3,017	3,073,569
6.50%, 2/15/16		782	789,820
9.625%, 11/15/16 (d)		2,259	2,436,896
Healthsouth Corp.
7.75%, 9/15/22		435	452,400
8.125%, 2/15/20		1,455	1,575,037
10.75%, 6/15/16		2,625	2,835,000
IASIS Healthcare LLC / IASIS Capital Corp.
8.75%, 6/15/14		3,841	3,941,826
Jarden Corp.
7.50%, 1/15/20		3,750	3,909,375
LifePoint Hospitals, Inc.
6.625%, 10/01/20 (a)		2,150	2,174,187
Mylan Inc.
7.625%, 7/15/17 (a)		330	358,050
7.875%, 7/15/20 (a)		335	371,013
NBTY, Inc.
9.00%, 10/01/18 (a)		2,000	2,155,000
New Albertsons, Inc.
7.45%, 8/01/29		4,110	3,267,450
8.00%, 5/01/31		2,600	2,112,500
Picard Bondco SA
9.00%, 10/01/18 (a)	EUR	2,300	3,400,969
Pilgrim’s Pride Corp.
7.875%, 12/15/18 (a)	U.S.$	5,250	5,243,437
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp.
8.25%, 9/01/17		1,000	1,030,000
10.625%, 4/01/17 (c)		3,000	3,232,500
R&R Ice Cream Ltd.
8.375%, 11/15/17 (a)	EUR	2,700	3,863,057
Select Medical Corp.
6.237%, 9/15/15 (b)	U.S.$	1,500	1,425,000
7.625%, 2/01/15		4,833	4,929,660
Smithfield Foods, Inc.
7.75%, 7/01/17		5,250	5,565,000
Stater Bros Holdings, Inc.
7.375%, 11/15/18 (a)		2,275	2,351,781
SUPERVALU, Inc.
8.00%, 5/01/16 (c)		2,500	2,437,500
Tenet Healthcare Corp.
6.875%, 11/15/31		2,500	2,037,500
9.25%, 2/01/15		2,000	2,175,000
Tops Holding Corp. / Tops Markets LLC
10.125%, 10/15/15		2,555	2,682,750

	Principal Amount (000)	U.S. $ Value
Universal Hospital Services, Inc.
3.834%, 6/01/15 (b)	500	471,250
US Oncology, Inc.
9.125%, 8/15/17	2,000	2,465,000
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.
8.00%, 2/01/18 (a)	485	497,125
8.00%, 2/01/18	3,575	3,673,312
Vanguard Health Systems, Inc.
Zero Coupon, 2/01/16 (a)	870	539,400
Visant Corp.
10.00%, 10/01/17	5,135	5,443,100
Warner Chilcott Co./Warner Chilcott Finance LLC
7.75%, 9/15/18 (a)	3,500	3,640,000

		174,365,035

Energy - 4.7%
Antero Resources Finance Corp.
9.375%, 12/01/17	4,838	5,091,995
Atlas Energy Operating Co. LLC / Atlas Energy Finance Corp.
10.75%, 2/01/18	1,950	2,381,437
ATP Oil & Gas Corp.
11.875%, 5/01/15	5,200	5,122,000
Bluewater Holding BV
3.303%, 7/17/14 (a)(b)	4,400	3,322,000
Calfrac Holdings LP
7.50%, 12/01/20 (a)	1,364	1,401,510
Chaparral Energy, Inc.
8.875%, 2/01/17	5,505	5,752,725
Chesapeake Energy Corp.
6.50%, 8/15/17	1,575	1,634,063
6.625%, 8/15/20	2,150	2,225,250
6.875%, 11/15/20	1,910	2,017,437
7.25%, 12/15/18	1,000	1,065,000
Cie Generale de Geophysique-Veritas
7.50%, 5/15/15	909	936,270
7.75%, 5/15/17	69	72,623
9.50%, 5/15/16	2,307	2,578,072
Citgo Petroleum Corp.
11.50%, 7/01/17 (a)	4,527	5,206,050
Complete Production Services, Inc.
8.00%, 12/15/16	4,660	4,904,650
Continental Resources, Inc.
7.125%, 4/01/21 (a)	1,567	1,653,185
Denbury Resources, Inc.
8.25%, 2/15/20	1,536	1,691,520
Energy XXI Gulf Coast, Inc.
9.25%, 12/15/17 (a)	3,600	3,834,000
10.00%, 6/15/13	902	942,590
Expro Finance Luxembourg SCA
8.50%, 12/15/16 (a)	2,547	2,508,795
Forest Oil Corp.
7.25%, 6/15/19	5,240	5,436,500
Golden Close Maritime Corp.
11.00%, 12/09/15	900	925,453

	Principal Amount (000)	U.S. $ Value
Helix Energy Solutions Group, Inc.
9.50%, 1/15/16 (a)	2,900	3,023,250
Hercules Offshore, Inc.
10.50%, 10/15/17 (a)	2,879	2,533,520
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%, 11/01/15 (a)	3,509	3,640,587
8.00%, 2/15/20 (a)	1,000	1,085,000
Key Energy Services, Inc.
8.375%, 12/01/14	2,720	2,896,800
Linn Energy LLC/Linn Energy Finance Corp.
8.625%, 4/15/20 (a)	4,190	4,588,050
McJunkin Red Man Corp.
9.50%, 12/15/16 (a)	4,799	5,204,082
Newfield Exploration Co.
6.625%, 9/01/14-4/15/16	1,475	1,520,688
Offshore Group Investments Ltd.
11.50%, 8/01/15 (a)	4,250	4,728,125
OPTI Canada, Inc.
8.25%, 12/15/14	3,750	2,250,000
9.75%, 8/15/13 (a)	2,000	1,955,000
Parker Drilling Co.
9.125%, 4/01/18	1,389	1,465,395
Petrohawk Energy Corp.
7.25%, 8/15/18	3,900	4,007,250
7.25%, 8/15/18 (a)	2,500	2,568,750
PHI, Inc.
8.625%, 10/15/18	2,910	3,011,850
Pioneer Drilling Co.
9.875%, 3/15/18	2,000	2,162,500
Pioneer Natural Resources Co.
5.875%, 7/15/16	500	521,721
Plains Exploration & Production Co.
7.00%, 3/15/17	509	531,905
7.625%, 4/01/20	1,000	1,080,000
7.75%, 6/15/15	541	566,698
8.625%, 10/15/19	2,300	2,558,750
Pride International, Inc.
6.875%, 8/15/20	1,327	1,449,748
QEP Resources, Inc.
6.875%, 3/01/21	1,453	1,518,385
Range Resources Corp.
7.50%, 5/15/16	1,250	1,306,250
SandRidge Energy, Inc.
8.75%, 1/15/20 (c)	3,673	3,911,745
Tesoro Corp.
6.25%, 11/01/12	2,070	2,168,325
6.50%, 6/01/17	409	417,180
9.75%, 6/01/19	3,518	3,957,750
Zhaikmunai Finance BV
10.50%, 10/19/15 (a)	1,240	1,289,600

		128,622,029

Other Industrial - 1.4%
Briggs & Stratton Corp.
6.875%, 12/15/20	737	770,165

		Principal Amount (000)	U.S. $ Value
Brightstar Corp.
9.50%, 12/01/16 (a)		3,600	3,744,000
Education Management LLC / Education Management Finance Corp.
8.75%, 6/01/14 (c)		1,025	1,055,750
10.25%, 6/01/16		1,550	1,615,875
Exova Ltd.
10.50%, 10/15/18 (a)	GBP	2,000	3,347,972
Interline Brands, Inc.
7.00%, 11/15/18	U.S.$	4,065	4,176,788
KUKA AG
8.75%, 11/15/17 (a)	EUR	923	1,352,137
Liberty Tire Recycling
11.00%, 10/01/16 (a)	U.S.$	4,400	4,884,000
Marfrig Overseas Ltd.
9.50%, 5/04/20 (a)		3,659	3,805,360
Mueller Water Products, Inc.
7.375%, 6/01/17		1,700	1,651,125
8.75%, 9/01/20		900	999,000
Neenah Foundry Co.
15.00%, 7/29/15 (i)		256	253,319
New Enterprise Stone & Lime Co.
11.00%, 9/01/18 (a)		4,700	4,688,250
Pipe Holdings PLC
9.50%, 11/01/15 (a)	GBP	1,995	3,359,563
Sensus USA, Inc.
8.625%, 12/15/13	U.S.$	1,121	1,137,815
Wendel
4.375%, 8/09/17	EUR	1,750	2,153,416

			38,994,535

Services - 1.4%
ISS Holdings A/S
8.875%, 5/15/16 (a)		2,000	2,854,678
Live Nation Entertainment, Inc.
8.125%, 5/15/18 (a)	U.S.$	1,570	1,621,025
Lottomatica SpA
8.25%, 3/31/66 (a)	EUR	3,585	4,883,861
Mobile Mini, Inc.
7.875%, 12/01/20 (a)	U.S.$	2,320	2,482,400
Service Corp. International/us
6.75%, 4/01/15		1,500	1,575,000
Service Corp. International/US
6.75%, 4/01/16		2,900	3,026,875
7.50%, 4/01/27		1,575	1,535,625
ServiceMaster Co. (The)
10.75%, 7/15/15 (a)(d)		4,325	4,649,263
Telenet Finance Luxembourg SCA
6.375%, 11/15/20 (a)	EUR	2,500	3,405,734
Ticketmaster Entertainment LLC / Ticketmaster Noteco, Inc.
10.75%, 8/01/16	U.S.$	2,110	2,315,725
Travelport LLC
9.875%, 9/01/14		6,550	6,435,375
West Corp.

	Principal Amount (000)	U.S. $ Value
7.875%, 1/15/19 (a)	1,250	1,296,875
8.625%, 10/01/18 (a)	1,535	1,646,287
11.00%, 10/15/16	2,100	2,291,625

		40,020,348

Technology - 2.9%
Advanced Micro Devices, Inc.
7.75%, 8/01/20	973	997,325
8.125%, 12/15/17	2,180	2,283,550
Alcatel-Lucent USA, Inc.
6.45%, 3/15/29	2,450	1,947,750
6.50%, 1/15/28	1,650	1,311,750
Amkor Technology, Inc.
9.25%, 6/01/16	2,560	2,704,000
Aspect Software, Inc.
10.625%, 5/15/17 (a)	4,211	4,389,967
Buccaneer Merger Sub, Inc.
9.125%, 1/15/19 (a)	1,598	1,701,870
CDW LLC / CDW Finance Corp.
8.00%, 12/15/18 (a)	3,282	3,413,280
11.50%, 10/12/15 (d)	2,500	2,650,000
Ceridian Corp.
11.25%, 11/15/15	4,650	4,812,750
CommScope, Inc.
8.25%, 1/15/19 (a)	6,500	6,743,750
DCP LLC/DCP Corp.
10.75%, 8/15/15 (a)	2,385	2,367,112
Eastman Kodak Co.
9.75%, 3/01/18 (a)	1,825	1,806,750
First Data Corp.
9.875%, 9/24/15	3,241	3,232,897
11.25%, 3/31/16	750	693,750
Freescale Semiconductor, Inc.
8.875%, 12/15/14 (c)	2,705	2,823,344
9.25%, 4/15/18 (a)	726	804,045
10.125%, 12/15/16 (c)	2,429	2,605,102
Interactive Data Corp.
10.25%, 8/01/18 (a)	4,700	5,205,250
Iron Mountain, Inc.
6.625%, 1/01/16	1,393	1,398,224
8.375%, 8/15/21	3,000	3,262,500
8.75%, 7/15/18	1,000	1,058,750
NXP BV / NXP Funding LLC
3.053%, 10/15/13 (b)	620	613,800
9.50%, 10/15/15	3,325	3,561,906
Sanmina-SCI Corp.
8.125%, 3/01/16	5,224	5,406,840
Seagate HDD Cayman
6.875%, 5/01/20 (a)	2,951	2,847,715
Seagate Technology HDD Holdings
6.375%, 10/01/11	963	984,668
Sensata Technologies BV
8.00%, 5/01/14	976	1,015,040
Serena Software, Inc.
10.375%, 3/15/16	419	429,999

		Principal Amount (000)	U.S. $ Value
STATS ChipPAC Ltd.
7.50%, 8/12/15 (a)		688	746,480
SunGard Data Systems, Inc.
7.625%, 11/15/20 (a)		4,000	4,130,000
10.25%, 8/15/15		974	1,026,353

			78,976,517

Transportation - Airlines - 0.4%
American Airlines, Inc.
10.50%, 10/15/12		1,909	2,109,445
AMR Corp.
9.00%, 8/01/12		849	864,919
Continental Airlines, Inc.
8.75%, 12/01/11		703	724,969
Series 2003-RJ03
7.875%, 7/02/18		2,206	2,206,182
Delta Air Lines, Inc.
9.50%, 9/15/14 (a)		1,164	1,271,670
Northwest Airlines, Inc.
Series 00-1
7.15%, 10/01/19		1,083	1,099,019
UAL 2007-1 Pass Through Trust
Series 071A
6.636%, 7/02/22		2,290	2,358,784

			10,634,988

Transportation - Railroads - 0.0%
Florida East Coast Railway Corp.
8.125%, 2/01/17 (a)		813	843,488

Transportation - Services - 1.3%
America West Airlines 1999-1 Pass Through Trust
Series 991G
7.93%, 1/02/19		2,003	2,097,984
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
7.625%, 5/15/14		267	275,678
7.75%, 5/15/16		5,088	5,259,720
EC Finance PLC
9.75%, 8/01/17 (a)	EUR	148	223,931
Hapag-Lloyd AG
9.75%, 10/15/17 (a)	U.S.$	2,250	2,486,250
Hertz Corp. (The)
6.75%, 4/15/19 (a)		2,338	2,352,612
7.375%, 1/15/21 (a)		2,950	3,068,000
7.50%, 10/15/18 (a)		1,900	2,009,250
8.875%, 1/01/14		2,165	2,221,831
Oshkosh Corp.
8.50%, 3/01/20		3,500	3,911,250
Overseas Shipholding Group, Inc.
8.125%, 3/30/18		2,250	2,250,000
Quality Distribution LLC/QD Capital Corp.
11.75%, 11/01/13 (d)		753	752,975
Stena AB

		Principal Amount (000)	U.S. $ Value
5.875%, 2/01/19 (a)	EUR	2,000	2,491,853
6.125%, 2/01/17 (a)		800	1,046,031
7.875%, 3/15/20 (a)		1,000	1,382,841
Swift Services Holdings, Inc.
10.00%, 11/15/18 (a)	U.S.$	1,920	2,076,000
Western Express, Inc.
12.50%, 4/15/15 (a)		2,000	1,850,000

			35,756,206

			1,345,970,530

Financial Institutions - 4.9%
Banking - 1.3%
ABN Amro Bank NV
4.31%, 3/10/16	EUR	5,396	5,504,010
Bank of America Corp.
8.00%, 1/30/18	U.S.$	1,585	1,643,122
8.125%, 5/15/18 (c)		3,130	3,244,777
Deutsche Bank AG/London
5.50%, 9/02/15 (a)	UAH	28,000	3,108,334
Dresdner Funding Trust I
8.151%, 6/30/31 (a)	U.S.$	2,000	1,770,000
HBOS Capital Funding LP
6.071%, 6/30/14 (a)		590	510,350
HT1 Funding GMBH
6.352%, 6/30/17	EUR	1,450	1,460,164
LBG Capital No.1 PLC
8.00%, 6/15/20 (a)	U.S.$	6,050	5,384,500
Regions Bank/Birmingham AL
6.45%, 6/26/37		2,800	2,506,000
Regions Financing Trust II
6.625%, 5/15/47		1,500	1,327,500
Resona Preferred Global Securities Cayman Ltd.
7.191%, 7/30/15 (a)		6,300	6,453,077
SNS Bank NV
11.25%, 12/31/49	EUR	1,350	1,881,438
UT2 Funding PLC
5.321%, 6/30/16		1,293	1,398,546
Zions Bancorporation
6.00%, 9/15/15	U.S.$	370	371,522

			36,563,340

Brokerage - 0.3%
E*Trade Financial Corp.
7.375%, 9/15/13		4,325	4,308,781
Lehman Brothers Holdings, Inc.
6.875%, 5/02/18 (h)		1,600	402,000
Series G
4.80%, 3/13/14 (h)		1,800	434,250
Nuveen Investments, Inc.
10.50%, 11/15/15		3,845	3,960,350

			9,105,381

	Principal Amount (000)	U.S. $ Value
Finance - 1.2%
AGFC Capital Trust I
6.00%, 1/15/67 (a)	4,000	2,320,000
Ally Financial, Inc.
6.875%, 9/15/11	1,090	1,117,250
8.00%, 11/01/31	2,404	2,716,520
Series 8
6.75%, 12/01/14	2,590	2,784,250
American General Finance Corp.
6.90%, 12/15/17	2,000	1,740,000
CIT Group, Inc.
7.00%, 5/01/13-5/01/17	5,510	5,583,819
ILFC E-Capital Trust II
6.25%, 12/21/65 (a)	1,500	1,222,500
International Lease Finance Corp.
6.375%, 3/25/13	1,750	1,824,375
iStar Financial, Inc.
5.65%, 9/15/11	1,605	1,590,956
Series B
5.70%, 3/01/14	4,800	4,488,000
Residential Capital LLC
9.625%, 5/15/15	6,082	6,173,230

		31,560,900

Insurance - 1.0%
Genworth Financial, Inc.
6.15%, 11/15/66	2,535	1,977,300
Hartford Financial Services Group, Inc.
8.125%, 6/15/38	5,931	6,449,962
ING Capital Funding Trust III
Series 9
3.903%, 3/31/11 (b)	2,000	1,893,900
ING Groep NV
5.775%, 12/08/15	3,840	3,340,800
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)	5,142	5,142,000
MBIA Insurance Corp.
14.00%, 1/15/33 (a)	4,920	2,607,600
XL Group PLC
Series E
6.50%, 4/15/17	7,000	6,326,600

		27,738,162

Other Finance - 0.7%
DTEK Finance BV
9.50%, 4/28/15 (a)	4,574	4,722,655
FTI Consulting, Inc.
6.75%, 10/01/20 (a)	3,150	3,134,250
Harbinger Group, Inc.
10.625%, 11/15/15 (a)	2,370	2,452,950
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
8.00%, 1/15/18	4,050	4,161,375
iPayment, Inc.
9.75%, 5/15/14	1,877	1,825,383
Renaissance Consumer Funding L
13.00%, 4/01/13 (a)	1,000	1,031,250

		Principal Amount (000)	U.S. $ Value
Renaissance Securities Trading
12.00%, 4/01/11		1,000	1,001,250

			18,329,113

REITS - 0.4%
Central China Real Estate Ltd.
12.25%, 10/20/15 (a)		3,123	3,334,069
Developers Diversified Realty Corp.
7.875%, 9/01/20		3,100	3,583,578
Sabra Health Care LP/Sabra Capital Corp.
8.125%, 11/01/18 (a)		543	563,363
Shimao Property Holdings Ltd.
9.65%, 8/03/17		3,450	3,421,638

			10,902,648

			134,199,544

Utility - 2.8%
Electric - 2.1%
AES Corp. (The)
7.75%, 3/01/14		2,696	2,925,160
8.00%, 10/15/17		2,860	3,095,950
Calpine Corp.
7.25%, 10/15/17 (a)		3,300	3,374,250
7.875%, 7/31/20-1/15/23 (a)		4,500	4,665,000
Dynegy Holdings, Inc.
8.375%, 5/01/16		4,141	3,271,390
Dynegy Roseton / Danskammer Pass Through Trust
Series B
7.67%, 11/08/16		2,969	2,820,550
Edison Mission Energy
7.00%, 5/15/17		3,948	3,237,360
7.50%, 6/15/13 (c)		1,562	1,546,380
7.75%, 6/15/16		1,447	1,295,065
Energy Future Holdings Corp.
10.25%, 1/15/20 (a)(j)		2,197	2,324,657
10.875%, 11/01/17 (c)		411	306,195
Series P
5.55%, 11/15/14		1,980	1,277,100
Series Q
6.50%, 11/15/24		2,007	913,185
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc.
10.00%, 12/01/20		1,072	1,136,969
GenOn Energy, Inc.
7.875%, 6/15/17		3,768	3,796,260
9.50%, 10/15/18 (a)		4,000	4,185,000
Homer City Funding LLC
8.137%, 10/01/19		134	128,640
8.734%, 10/01/26		397	371,228
Intergen NV
8.50%, 6/30/17 (a)	EUR	1,000	1,468,413
Mirant Americas Generation LLC
8.50%, 10/01/21	U.S.$	3,255	3,434,025
NRG Energy, Inc.

		Principal Amount (000)	U.S. $ Value
7.375%, 2/01/16-1/15/17		4,025	4,173,250
8.25%, 9/01/20 (a)		1,800	1,847,250
PPL Capital Funding, Inc.
Series A
6.70%, 3/30/67		4,375	4,298,437
Texas Competitive Electric Holdings Co. LLC
Series A
10.25%, 11/01/15 (c)		2,804	1,724,460

			57,616,174

Natural Gas - 0.7%
El Paso Corp.
Series G
7.375%, 12/15/12		204	216,933
7.75%, 1/15/32		4,298	4,353,487
Enterprise Products Operating LLC
Series A
8.375%, 8/01/66		1,609	1,737,720
Inergy LP/Inergy Finance Corp.
6.875%, 8/01/21 (a)		2,100	2,118,375
Kinder Morgan Finance Co. ULC
5.70%, 1/05/16		745	761,763
Sabine Pass LNG LP
7.50%, 11/30/16		3,900	3,822,000
Source Gas LLC
5.90%, 4/01/17 (a)		3,000	2,953,368
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
6.875%, 2/01/21 (a)		1,950	1,950,000
11.25%, 7/15/17		1,300	1,514,500

			19,428,146

			77,044,320

Non Corporate Sectors - 0.2%
Derivatives - Credit Spread - 0.0%
Voyager Learning Exchange
8.375%, 12/01/14 (e)(h)(i)		1,283	0

Foreign Local Government - Municipal - 0.2%
Care UK Health & Social Care PLC
9.75%, 8/01/17 (a)	GBP	2,900	4,912,474

Total Corporates - Non-Investment Grades (cost $1,501,449,648)			1,562,126,868

CORPORATES - INVESTMENT GRADES - 11.0%
Financial Institutions - 6.0%
Banking - 2.8%
American Express Co.
6.80%, 9/01/66	U.S.$	4,555	4,560,694
Assured Guaranty Municipal Holdings, Inc.
6.40%, 12/15/66 (a)		3,500	2,432,500
Banco Do Brasil SA/Cayman
8.50%, 10/20/20 (a)		2,200	2,535,500

		Principal Amount (000)	U.S.$ Value
Banco Santander Chile
6.50%, 9/22/20 (a)	CLP	2,367,500	4,569,015
Barclays Bank PLC
4.875%, 12/15/14	EUR	1,500	1,678,920
5.926%, 12/15/16 (a)	U.S.$	2,300	2,070,000
8.55%, 6/15/11 (a)		1,000	995,000
BBVA International Preferred SA Series E
8.50%, 10/21/14 (c)	EUR	3,250	4,516,483
BBVA International Preferred SA Unipersonal
5.919%, 4/18/17	U.S.$	2,600	1,968,863
BNP Paribas
5.186%, 6/29/15 (a)		622	567,575
BNP Paribas Capital Trust IV
6.342%, 12/31/49	EUR	1,000	1,356,143
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
8.375%, 7/26/16 (c)	U.S.$	5,750	5,936,875
Countrywide Financial Corp.
6.25%, 5/15/16		505	531,711
Credit Agricole SA
6.637%, 5/31/17 (a)		6,275	5,410,932
Danske Bank A/S
5.914%, 6/16/14 (a)		2,185	2,058,215
Fortis Bank SA/NV
4.625%, 10/27/14 (a)	EUR	1,000	1,150,086
Huntington BancShares, Inc.
7.00%, 12/15/20	U.S.$	1,445	1,548,128
Itau Unibanco Holding SA
10.50%, 11/23/15 (a)	BRL	2,100	1,289,837
Morgan Stanley
3.47%, 5/30/11 (b)	NZD	3,900	2,997,471
10.09%, 5/03/17 (a)	BRL	5,230	3,005,693
MUFG Capital Finance 5 Ltd.
6.299%, 1/25/17	GBP	1,225	1,883,776
National Capital Trust II
5.486%, 3/23/15 (a)	U.S.$	1,700	1,659,037
Societe Generale
4.196%, 1/26/15	EUR	1,500	1,719,995
6.999%, 12/19/17		2,650	3,428,694
UBS AG
4.28%, 4/15/15		4,000	4,792,025
Unicredit Luxembourg Finance SA
6.00%, 10/31/17 (a)	U.S.$	1,870	1,757,714
Unicredito Italiano Capital Trust III
4.028%, 10/27/15	EUR	4,700	4,858,429
VTB Capital SA
6.875%, 5/29/18 (a)	U.S.$	1,333	1,417,979
Wells Fargo & Co. Series K
7.98%, 3/15/18		4,700	5,029,000

			77,726,290

		Principal Amount (000)	U.S. $ Value
Brokerage - 0.1%
Jefferies Group, Inc.
6.875%, 4/15/21		2,482	2,640,156

Finance - 0.4%
HSBC Finance Capital Trust IX
5.911%, 11/30/35		3,765	3,609,694
SLM Corp.
5.125%, 8/27/12		999	1,034,339
6.25%, 1/25/16		1,500	1,502,823
Series A
5.00%, 10/01/13		4,100	4,216,399

			10,363,255

Insurance - 2.4%
Allstate Corp. (The)
6.125%, 5/15/37		3,060	3,117,375
American International Group, Inc.
6.25%, 3/15/37		2,364	2,177,835
8.175%, 5/15/58		1,336	1,489,640
AON Corp.
8.205%, 1/01/27		745	821,080
Assured Guaranty US Holdings, Inc. Series A
6.40%, 12/15/66		2,723	2,001,405
Aviva PLC
4.729%, 12/31/49	EUR	6,000	7,044,277
Coventry Health Care, Inc.
5.875%, 1/15/12	U.S.$	664	686,150
5.95%, 3/15/17		1,415	1,453,114
Crum & Forster Holdings Corp.
7.75%, 5/01/17		457	479,850
Danica Pension Livsforsikrings
4.35%, 12/31/49	EUR	1,000	1,352,036
Fairfax Financial Holdings Ltd.
7.75%, 6/15/17	U.S.$	1,000	1,045,000
Farmers Insurance Exchange
8.625%, 5/01/24 (a)		3,000	3,341,139
Genworth Financial, Inc.
7.70%, 6/15/20		2,300	2,420,113
Hannover Finance Luxembourg SA
5.00%, 6/01/15	EUR	1,000	1,245,926
Lincoln National Corp.
6.05%, 4/20/67	U.S.$	5,800	5,524,500
8.75%, 7/01/19		604	758,293
MetLife, Inc.
10.75%, 8/01/39		3,495	4,849,312
Nationwide Mutual Insurance Co.
5.81%, 12/15/24 (a)		5,000	4,588,530
9.375%, 8/15/39 (a)		2,040	2,384,256
Standard Life PLC
5.314%, 1/06/15	EUR	1,000	1,184,315
Suncorp Metway Insurance Ltd.
6.75%, 10/06/26	AUD	500	404,535
Series 1
6.75%, 9/23/24		800	710,081
Swiss Re Capital I LP
6.854%, 5/25/16 (a)	U.S.$	6,900	6,749,752

		Principal Amount (000)	U.S. $ Value
Transatlantic Holdings, Inc.
8.00%, 11/30/39		2,836	2,921,772
Vero Insurance Ltd.
6.15%, 9/07/25	AUD	700	582,469
WR Berkley Corp.
5.60%, 5/15/15	U.S.$	3,500	3,714,799
ZFS Finance USA Trust V
6.50%, 5/09/37 (a)		3,510	3,457,350

			66,504,904

Other Finance - 0.2%
IIRSA Norte Finance Ltd.
8.75%, 5/30/24 (a)		859	951,236
ORIX Corp.
5.48%, 11/22/11		3,000	3,101,037
Red Arrow International Leasing PLC
8.375%, 6/30/12	RUB	13,636	459,864

			4,512,137

REITS - 0.1%
Entertainment Properties Trust
7.75%, 7/15/20 (a)	U.S.$	2,544	2,671,200
ProLogis
6.875%, 3/15/20		280	312,912

			2,984,112

			164,730,854

Industrial - 3.2%
Basic - 1.0%
ArcelorMittal
9.00%, 2/15/15		730	875,685
ArcelorMittal USA, Inc.
6.50%, 4/15/14		1,565	1,730,995
Commercial Metals Co.
6.50%, 7/15/17		2,100	2,170,995
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/01/17		1,466	1,634,590
Gerdau Trade, Inc.
5.75%, 1/30/21 (a)		170	170,425
GTL Trade Finance, Inc.
7.25%, 10/20/17 (a)		1,747	1,928,251
Southern Copper Corp.
7.50%, 7/27/35		1,500	1,642,439
Teck Resources Ltd.
6.125%, 10/01/35		5,000	5,174,535
Union Carbide Corp.
7.75%, 10/01/96		2,500	2,488,372
Usiminas Commercial Ltd.
7.25%, 1/18/18 (a)		2,441	2,694,254
Vale Overseas Ltd.
5.625%, 9/15/19		2,285	2,418,277
6.875%, 11/21/36		3,495	3,686,886

			26,615,704

	Principal Amount (000)	U.S. $ Value
Capital Goods - 0.3%
Allied Waste North America, Inc.
Series B
7.125%, 5/15/16	362	381,005
Lafarge SA
7.125%, 7/15/36	2,640	2,561,582
Owens Corning
6.50%, 12/01/16	355	388,786
7.00%, 12/01/36	4,450	4,459,981

		7,791,354

Communications - Media - 0.4%
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	2,500	3,412,040
DirecTV Holdings LLC / DirecTV Financing Co., Inc.
6.375%, 6/15/15	3,900	4,031,625
News America, Inc.
6.40%, 12/15/35	1,000	1,048,588
RR Donnelley & Sons Co.
4.95%, 4/01/14	2,400	2,470,601

		10,962,854

Communications - Telecommunications - 0.1%
Qwest Corp.
6.875%, 9/15/33	1,500	1,485,000
7.625%, 6/15/15	1,590	1,828,500

		3,313,500

Consumer Cyclical - Other - 0.1%
Toll Brothers Finance Corp.
5.15%, 5/15/15	1,900	1,943,039

Consumer Cyclical - Retailers - 0.2%
CVS Caremark Corp.
6.302%, 6/01/37	4,250	4,095,937

Consumer Non-Cyclical - 0.1%
Bunge Ltd. Finance Corp.
8.50%, 6/15/19	332	391,877
Reynolds American, Inc.
7.625%, 6/01/16	1,376	1,616,950
Ventas Realty LP / Ventas Capital Corp.
6.75%, 4/01/17	422	440,260
Whirlpool Corp.
8.60%, 5/01/14	190	220,568

		2,669,655

Energy - 0.5%
Anadarko Petroleum Corp.
5.95%, 9/15/16	2,683	2,942,741
8.70%, 3/15/19	2,000	2,449,594
TNK-BP Finance SA
7.25%, 2/02/20 (a)	360	390,600
7.50%, 7/18/16 (a)	4,708	5,202,340
Transocean, Inc.
6.80%, 3/15/38	1,916	1,950,480
7.50%, 4/15/31	1,800	1,944,288

	Principal Amount (000)	U.S. $ Value
Williams Cos., Inc. (The)
7.875%, 9/01/21	149	177,351

		15,057,394

Other Industrial - 0.2%
Noble Group Ltd.
6.75%, 1/29/20 (a)(c)	2,368	2,534,281
8.50%, 5/30/13 (a)	2,103	2,342,452

		4,876,733

Services - 0.1%
Expedia, Inc.
8.50%, 7/01/16	1,750	1,916,250

Technology - 0.1%
Motorola, Inc.
6.50%, 9/01/25	2,035	2,057,816
7.50%, 5/15/25	325	357,134
Xerox Capital Trust I
8.00%, 2/01/27	116	117,740

		2,532,690

Transportation - Airlines - 0.0%
Delta Air Lines, Inc. Series 071A
6.821%, 8/10/22	1,196	1,276,822

Transportation - Services - 0.1%
Aviation Capital Group
7.125%, 10/15/20 (a)	3,872	3,965,143

		87,017,075

Non Corporate Sectors - 1.2%
Agencies - Not Government Guaranteed - 1.2%
Gazprom Via Gaz Capital SA
6.212%, 11/22/16 (a)	2,825	2,966,250
6.51%, 3/07/22 (a)	9,473	9,686,142
9.25%, 4/23/19 (a)	7,353	9,007,425
Petrobras International Finance Co. - Pifco
5.75%, 1/20/20	3,050	3,149,052
TransCapitalInvest Ltd. for OJSC AK Transneft
5.67%, 3/05/14 (a)	869	920,054
7.70%, 8/07/13 (a)	3,477	3,882,411
8.70%, 8/07/18 (a)	1,219	1,499,370
VTB Capital SA
6.875%, 5/29/18 (a)	2,100	2,233,875

		33,344,579

Utility - 0.6%
Electric - 0.3%
Dominion Resources, Inc.
7.50%, 6/30/66	4,100	4,294,750
Empresas Publicas de Medellin ESP
7.625%, 7/29/19 (a)	1,739	1,988,981

		Principal Amount (000)	U.S. $ Value
FirstEnergy Corp.
Series C
7.375%, 11/15/31		2,000	2,120,916
KCP&L Greater Missouri Operations Co.
11.875%, 7/01/12		1,000	1,129,591

			9,534,238

Natural Gas - 0.3%
Enterprise Products Operating LLC
Series H
6.65%, 10/15/34		1,500	1,602,509
Southern Union Co.
7.60%, 2/01/24		3,200	3,467,558
TransCanada PipeLines Ltd.
6.35%, 5/15/67		2,500	2,508,028

			7,578,095

			17,112,333

Total Corporates - Investment Grades (cost $279,441,292)			302,204,841

EMERGING MARKETS - SOVEREIGNS - 5.3%
Argentina - 1.8%
Argentina Bonos
2.50%, 12/31/38 (c)(k)		14,680	6,290,380
7.00%, 10/03/15 (c)		21,871	19,982,987
7.82%, 12/31/33	EUR	6,744	6,902,437
8.28%, 12/31/33 (c)	U.S.$	1,793	1,561,098
Series X
7.00%, 4/17/17		18,150	15,552,533

			50,289,435

Colombia - 0.4%
Republic of Colombia
7.375%, 3/18/19-9/18/37		10,130	12,109,500

Dominican Republic - 0.6%
Dominican Republic
8.625%, 4/20/27 (a)		14,203	15,197,210

Egypt - 0.0%
Arab Republic of Egypt
6.875%, 4/30/40 (a)		1,096	953,520

El Salvador - 0.5%
El Salvador
7.375%, 12/01/19 (a)		1,495	1,629,550
7.625%, 9/21/34 (a)		872	943,940
7.65%, 6/15/35 (a)		11,545	11,775,900
7.75%, 1/24/23 (a)		700	777,000

			15,126,390

Gabon - 0.1%
Gabonese Republic
8.20%, 12/12/17 (a)		3,208	3,536,820

		Principal Amount (000)	U.S. $ Value
Ghana - 0.2%
Republic of Ghana
8.50%, 10/04/17 (a)		4,524	4,898,205

Indonesia - 0.1%
Republic of Indonesia
8.50%, 10/12/35 (a)		1,645	2,113,825

Jamaica - 0.0%
Republic of Jamaica
8.00%, 6/24/19		718	735,950

Philippines - 0.4%
Republic of Philippines
8.375%, 6/17/19 (c)		2,101	2,673,522
9.50%, 2/02/30		1,393	1,971,095
9.875%, 1/15/19 (c)		820	1,119,300
10.625%, 3/16/25		3,239	4,955,670

			10,719,587

Serbia & Montenegro - 0.1%
Republic of Serbia
6.75%, 11/01/24 (a)		1,756	1,746,822

Turkey - 0.2%
Republic of Turkey
7.00%, 6/05/20		3,400	3,808,000
7.375%, 2/05/25		1,649	1,877,799

			5,685,799

Ukraine - 0.6%
Ukraine Government International Bond
6.385%, 6/26/12 (a)		750	765,000
6.58%, 11/21/16 (a)		2,441	2,447,103
6.75%, 11/14/17 (a)(c)		4,445	4,445,000
7.65%, 6/11/13 (a)		4,498	4,722,900
Ukraine-Recap Linked Note (db)
5.50%, 9/02/15 (a)	UAH	27,000	2,836,103

			15,216,106

Uruguay - 0.3%
Republica Orient Uruguay
6.875%, 9/28/25	U.S.$	4,272	4,912,800
7.625%, 3/21/36		550	657,250
7.875%, 1/15/33 (d)		1,377	1,673,576

			7,243,626

Total Emerging Markets - Sovereigns (cost $115,983,236)			145,572,795

GOVERNMENTS - TREASURIES - 4.0%
Brazil - 1.8%
Brazil Notas do Tesouro Nacional
Series F 10.00%,
1/01/14-1/01/17	BRL	41,980	23,337,751
Republic of Brazil
10.25%, 1/10/28 (c)		2,649	1,581,184

		Principal Amount (000)	U.S. $ Value
12.50%, 1/05/16 (c)	U.S.$	12,088	8,248,658
12.50%, 1/05/22		25,811	17,845,273

			51,012,866

Greece - 0.2%
Hellenic Republic Government Bond
Series 30YR
4.60%, 9/20/40	EUR	6,430	4,938,575

Hungary - 0.5%
Hungary Government Bond
Series 14/C
5.50%, 2/12/14	HUF	1,175,500	5,662,466
Series 15/A
8.00%, 2/12/15		509,090	2,632,782
Series 16/C
5.50%, 2/12/16		1,131,580	5,289,505

			13,584,753

Ireland - 0.2%
Ireland Government Bond
4.50%, 4/18/20	EUR	4,768	4,702,195

South Africa - 1.3%
South Africa Government Bond
Series R203
8.25%, 9/15/17	ZAR	119,000	16,478,663
Series R204
8.00%, 12/21/18		16,800	2,267,654
Series R207
7.25%, 1/15/20		120,490	15,375,142
Series R208
6.75%, 3/31/21		21,565	2,620,065

			36,741,524

Total Governments - Treasuries (cost $101,848,404)			110,979,913

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.5%
Non-Agency Fixed Rate CMBS - 3.5%
Banc of America Commercial Mortgage, Inc.
Series 2006-4, Class AM
5.675%, 7/10/46	U.S.$	250	256,273
Series 2007-5, Class AM
5.772%, 2/10/51		4,676	4,671,199
Banc of America Large Loan, Inc. Series 2009-UB1, Class A4B
5.62%, 6/24/50 (a)		3,500	3,555,839
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10, Class AM
5.449%, 12/11/40		1,400	1,434,959
Series 2007-PW18, Class AM
6.084%, 6/13/50		1,500	1,510,685
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1, Class AJ
5.222%, 7/15/44		6,700	6,626,659

	Principal Amount (000)	U.S. $ Value
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-C6, Class AJ
5.23%, 12/15/40	3,200	3,151,880
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class A3
5.467%, 9/15/39	5,320	5,644,286
Series 2006-C4, Class AM
5.509%, 9/15/39	5,600	5,532,575
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class AM
5.883%, 7/10/38	6,000	6,237,352
GS Mortgage Securities Corp. II
Series 2006-GG6, Class AM
5.622%, 4/10/38	3,000	3,066,049
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB15, Class AM
5.855%, 6/12/43	670	683,918
Series 2007-C1, Class A4
5.716%, 2/15/51	3,000	3,172,056
Series 2007-LD11, Class AM
5.818%, 6/15/49	5,105	5,069,865
LB-UBS Commercial Mortgage Trust
Series 2005-C2, Class AJ
5.205%, 4/15/30	2,475	2,511,897
Series 2007-C1, Class AM
5.455%, 2/15/40	5,500	5,567,412
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class AJ
5.137%, 7/12/38	2,700	2,696,042
Series 2007-C1, Class A4
5.826%, 6/12/50	1,700	1,827,643
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3, Class AM
5.456%, 7/12/46	1,340	1,359,354
Series 2006-4, Class AM
5.204%, 12/12/49	10,100	9,945,713
Morgan Stanley Capital I
Series 2005-HQ6, Class AJ
5.073%, 8/13/42	1,417	1,353,865
Series 2006-IQ12, Class A4
5.332%, 12/15/43	7,100	7,574,913
Series 2006-IQ12, Class AM
5.37%, 12/15/43	7,876	7,918,671
Wachovia Bank Commercial Mortgage Trust
Series 2005-C20, Class AJ
5.143%, 7/15/42	1,810	1,737,297
Series 2006-C23, Class AM
5.466%, 1/15/45	2,400	2,499,351
Series 2006-C27, Class AM
5.795%, 7/15/45	2,000	2,088,759

Total Commercial Mortgage-Backed Securities (cost $79,725,392)		97,694,512

	Principal Amount (000)	U.S. $ Value
QUASI-SOVEREIGNS - 2.9%
Quasi-Sovereign Bonds - 2.9%
Indonesia - 0.2%
Majapahit Holding BV
7.875%, 6/29/37 (a)	5,600	6,104,000

Kazakhstan - 0.9%
Intergas Finance BV
6.375%, 5/14/17 (a)	8,000	8,320,000
KazMunaiGaz Finance Sub BV
7.00%, 5/05/20 (a)	3,746	3,952,030
9.125%, 7/02/18 (a)	3,812	4,555,340
11.75%, 1/23/15 (a)(c)	5,900	7,345,500

		24,172,870

Philippines - 0.0%
Power Sector Assets & Liabilities Management Corp.
7.25%, 5/27/19 (a)	950	1,088,937

Russia - 1.3%
RSHB Capital SA for OJSC Russian Agricultural Bank
6.299%, 5/15/17 (a)	17,519	18,000,773
7.125%, 1/14/14 (a)	4,785	5,125,931
7.75%, 5/29/18 (a)	11,479	12,626,900

		35,753,604

Trinidad & Tobago - 0.2%
Petroleum Co. of Trinidad & Tobago Ltd.
9.75%, 8/14/19 (a)	3,650	4,434,750

Ukraine - 0.3%
Biz Finance PLC for Ukreximbank
8.375%, 4/27/15 (a)	1,620	1,660,500
NAK Naftogaz Ukraine
9.50%, 9/30/14	5,978	6,516,020

		8,176,520

Total Quasi-Sovereigns (cost $67,526,029)		79,730,681

BANK LOANS - 2.4%
Industrial - 2.2%
Basic - 0.1%
Ineos US Finance LLC
7.50%, 12/16/13 (b)	105	108,403
8.00%, 12/16/14 (b)	120	124,617
John Maneely Company
3.55%, 12/09/13 (b)	401	397,020
Novelis, Inc.	440	447,493
5.25%, 12/17/16 (b)
Smurfit-Stone Container Enterprises, Inc.
6.75%, 7/15/16 (b)	995	1,000,184

		2,077,717

	Principal Amount (000)	U.S. $ Value
Capital Goods - 0.4%
Anchor Glass Container Corporation
6.00%, 3/02/16 (b)	636	639,735
Graham Packaging Company, L.P.
6.75%, 4/05/14 (b)(l)	763	475,644
Graphic Packaging International, Inc.
3.05%, 5/16/14 (b)	194	194,823
Harbor Freight Tools USA, Inc. / Central Purchasing, LLC
6.50%, 12/22/17 (b)	6,200	6,282,646
Hawker Beechcraft Acquisition Company LLC
2.26%-2.30%, 3/26/14 (b)	120	106,611
2.30%, 3/26/14 (b)	7	6,390
10.50%, 3/26/14 (b)	2,864	2,872,714

		10,578,563

Communications - Media - 0.2%
Cengage Learning Acquisitions, Inc. (Thomson Learning)
2.55%, 7/03/14 (b)	1,212	1,191,310
Charter Communications Operating, LLC
2.26%, 3/06/14 (b)	394	394,182
7.25%, 3/06/14 (b)	493	504,197
Clear Channel Communications, Inc.
3.91%, 1/29/16 (b)	169	152,274
SuperMedia Inc. (fka Idearc Inc.)
11.00%, 12/31/15 (b)	318	219,161
Univision Communications Inc.
4.51%, 3/31/17 (b)	2,343	2,301,566
WideOpenWest Finance, LLC
2.76%-4.75%, 6/30/14 (b)	978	918,083

		5,680,773

Communications - Telecommunications - 0.3%
Intelsat Jackson Holdings S.A. (fka Intelsat Jackson Holdings, Ltd.)
5.25%, 4/02/18 (b)	2,500	2,531,250
LightSquared LP
12.00%, 10/01/14 (b)	5,277	5,125,036

		7,656,286

Consumer Cyclical - Automotive - 0.1%
Allison Transmission, Inc.
3.02%-3.04%, 8/07/14 (b)	962	960,025
Federal-Mogul Corporation
2.20%, 12/29/14-12/28/15 (b)	1,980	1,923,391
Ford Motor Company
3.02%, 12/15/13 (b)	178	178,255

		3,061,671

Consumer Cyclical - Entertainment - 0.1%
CityCenter Holdings, LLC 1/09/15 (l)	375	380,936

	Principal Amount (000)	U.S. $ Value
ClubCorp Club Operations Inc.
6.00%, 11/30/16 (b)	2,500	2,529,700
Las Vegas Sands, LLC
3.01%-3.04%, 11/23/16 (b)	323	321,517

		3,232,153

Consumer Cyclical - Other - 0.1%
Caesars Entertainment Operating Company Inc. (fka Harrah’s Operating Company, Inc.)
3.30%, 1/28/15 (b)	601	557,026
Great Atlantic & Pacific Tea Company, Inc., The
8.75%, 6/14/12 (b)	265	268,479
Willbros United States Holdings, Inc.
9.50%, 6/30/14 (b)	1,995	2,014,950

		2,840,455

Consumer Cyclical - Restaurants - 0.0%
Dunkin’ Brands, Inc.
5.75%, 11/23/17 (b)	600	608,748

Consumer Cyclical-Retailers - 0.1%
Burlington Coat Factory Warehouse Corporation
2.54%-2.56%, 5/28/13 (b)	255	254,268
Rite Aid Corporation
2.01%-2.02%, 6/04/14 (b)	990	950,585

		1,204,853

Consumer Non - Cyclical - 0.2%
ConvaTec Inc.
5.75%, 12/22/16 (b)	1,250	1,266,562
Grifols Inc.
10/09/15 (l)	500	505,000
Harlan Laboratories, Inc. (fka Harlan Sprague Dawley, Inc.)
3.76%, 7/11/14 (b)	2,000	1,844,500
Reynolds Group Holdings
6.75%, 5/05/16 (b)	1,000	1,000,500
U.S. Foodservice
7/03/14 (l)	1,000	965,540

		5,582,102

Energy - 0.1%
Ashmore Energy International
3.30%, 3/30/12-3/30/14 (b)	884	877,677
Citgo Petroleum Corp.
9.00%, 6/24/17 (b)	1,891	1,989,751

		2,867,428

Other Industrial - 0.2%
Gavilon Group LLC, The 12/06/16 (l)	375	372,424

	Principal Amount (000)	U.S. $ Value
Metaldyne, LLC
7.75%, 10/22/16 (b)	4,589	4,678,343

		5,050,767

Services - 0.2%
Advantage Sales & Marketing Inc.
5.25%, 12/17/17 (b)	1,000	1,004,100
Aveta Inc.
8.50%, 4/14/15 (b)	217	217,736
Collins & Aikman Floorcoverings, Inc. (Tandus)
2.80%, 5/08/14 (b)	2,000	1,927,500
Koosharem LLC
10.25%, 6/30/14 (b)	2,662	2,129,619
Sabre Inc.
2.26%-2.30%, 9/30/14 (b)	495	461,661
ServiceMaster Company, (The)
2.76%-2.81%, 7/24/14 (b)	197	194,026

		5,934,642

Technology - 0.1%
Avaya Inc.
3.03%, 10/24/14 (b)	591	579,078
First Data Corporation
3.01%, 9/24/14 (b)	694	655,111
SunGard Data Systems Inc. (Solar Capital Corp.)
2.01%, 2/28/14 (b)	24	24,262
3.91%, 2/28/16 (b)	351	352,534
Syniverse Holdings, Inc.
5.25%, 12/21/17 (b)	1,000	1,013,960

		2,624,945

Transportation - Services - 0.0%
Swift Transportation Co., LLC
6.00%, 12/21/16 (b)	433	438,276

		59,439,379

Financial Institutions - 0.1%
Finance - 0.0%
CIT Group, Inc.
6.25%, 8/11/15 (b)	466	476,861
Delos Aircraft Inc.
7.00%, 3/17/16 (b)	106	107,058
International Lease Finance Corp (Delos Aircraft Inc)
6.75%, 3/17/15 (b)	144	145,065

		728,984

Insurance - 0.0%
Asurion, LLC (fka Asurion Corporation)
3.26%-3.29%, 7/03/14 (b)	296	290,325
6.75%, 3/31/15 (b)	1,000	1,015,000

		1,305,325

	Principal Amount (000)	U.S. $ Value
REITS - 0.1%
Capital Automotive L.P.
4.75%, 12/14/12 (b)	1,413	1,448,451

		3,482,760

Utility - 0.1%
Electric - 0.1%
FirstLight Power Resources, Inc. (fka NE Energy, Inc.)
2.81%, 11/01/13 (b)	274	270,382
4.81%, 5/01/14 (b)	1,000	936,670
Texas Competitive Electric Holdings Company, LLC (TXU)
3.76%-3.80%, 10/10/14 (b)	1,697	1,396,510

		2,603,562

Total Bank Loans (cost $63,938,749)		65,525,701

CMOs - 2.2%
Non-Agency Floating Rate - 1.1%
Countrywide Alternative Loan Trust
Series 2005-27, Class 2A3
1.883%, 8/25/35 (b)	7,657	5,162,982
Series 2005-76, Class 2A1
1.323%, 2/25/36 (b)	1,352	965,845
Series 2007-7T2, Class A3
0.86%, 4/25/37 (b)	6,059	3,478,614
Countrywide Home Loan Mortgage Pass Through Trust
Series 2007-13, Class A7
0.86%, 8/25/37 (b)	3,506	2,594,974
Harborview Mortgage Loan Trust
Series 2005-7, Class 1A1
3.421%, 6/19/45 (b)	7,581	4,828,751
LXS 2007-15N Series 2007-15N, Class 4A1
1.16%, 8/25/47 (b)	1,611	1,113,825
Series 2007-AR6, Class A1
Structured Asset Mortgage Investments, Inc.
1.823%, 8/25/47 (b)	9,372	6,026,070
WaMu Mortgage Pass Through Certificates
Series 2006-AR3, Class A1A
1.323%, 2/25/46 (b)	2,115	1,652,778
Series 2006-AR5, Class A1A
1.313%, 6/25/46 (b)	2,613	2,090,934
Series 2007-OA3, Class 2A1A
1.083%, 4/25/47 (b)	2,826	2,091,490

		Principal Amount (000)	U.S. $ Value
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2007-OA4, Class A1A
1.083%, 4/25/47 (b)		2,096	1,253,266

			31,259,529

Non-Agency Fixed Rate - 0.9%
Chaseflex Trust Series 2007-1, Class 1A3
6.50%, 2/25/37		1,732	1,232,942
Citimortgage Alternative Loan Trust Series 2007-A3, Class 1A4
5.75%, 3/25/37		4,374	3,425,191
Countrywide Alternative Loan Trust
Series 2006-42, Class 1A6
6.00%, 1/25/47		3,473	2,330,014
Series 2006-J1, Class 1A10
5.50%, 2/25/36		5,400	3,803,339
Series 2006-J5, Class 1A1
6.50%, 9/25/36		3,177	2,032,258
Series 2007-16CB, Class 1A7
6.00%, 8/25/37		2,548	2,105,396
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2006-7, Class A3
6.081%, 9/25/36		3,587	2,255,399
Series 2006-7, Class A4
6.171%, 9/25/36		3,439	2,114,992
Series 2006-9, Class A4
5.986%, 10/25/36		3,900	2,718,559
Wells Fargo Alternative Loan Trust
Series 2007-PA3, Class 3A1
6.25%, 7/25/37		4,613	3,537,472

			25,555,562

Non-Agency ARMs - 0.2%
American Home Mortgage Assets
Series 2006-5, Class A1
1.243%, 11/25/46 (b)		4,815	2,491,601
Citigroup Mortgage Loan Trust, Inc.
Series 2006-AR1, Class 3A1
5.50%, 3/25/36 (b)		2,379	1,736,485

			4,228,086

Total CMOs (cost $57,335,252)			61,043,177

EMERGING MARKETS - TREASURIES - 2.1%
Colombia - 0.7%
Republic of Colombia
7.75%, 4/14/21	COP	14,796,000	8,402,176
9.85%, 6/28/27		1,391,000	902,418
12.00%, 10/22/15		15,901,000	10,694,706

			19,999,300

		Principal Amount (000)	U.S. $ Value
Dominican Republic - 0.2%
Dominican Republic International Bond
16.00%, 7/10/20 (a)	DOP	212,000	5,928,096

Egypt - 0.1%
Arab Republic of Egypt
8.75%, 7/18/12 (a)	EGP	21,900	3,551,857

Indonesia - 0.3%
Indonesia Recap Linked Note
10.00%, 7/19/17	IDR	63,808,000	7,607,524

Philippines - 0.2%
Republic of Philippines
6.25%, 1/14/36	PHP	280,000	5,784,601

Turkey - 0.6%
Turkey Government Bond
10.00%, 6/17/15	TRY	3,300	2,113,341
11.00%, 8/06/14		17,375	11,506,085
16.00%, 3/07/12		3,248	2,202,279

			15,821,705

Total Emerging Markets - Treasuries (cost $56,629,885)			58,693,083

EMERGING MARKETS - CORPORATE BONDS - 2.0%
Financial Institutions - 0.6%
Banking - 0.6%
ATF Bank JSC
9.00%, 5/11/16 (a)	U.S.$	2,564	2,653,740
Banco BMG SA
9.15%, 1/15/16 (a)		1,300	1,389,375
Banco Cruzeiro do Sul SA
8.25%, 1/20/16 (a)		6,520	6,493,333
8.875%, 9/22/20 (a)(c)		1,000	955,000
CenterCredit International BV
8.625%, 1/30/14 (a)		2,734	2,795,515
Halyk Savings Bank of Kazakhstan JSC
7.25%, 1/28/21 (a)		837	820,386

			15,107,349

Other Finance - 0.0%
AES El Salvador Trust
6.75%, 2/01/16 (a)		1,200	1,168,640

			16,275,989

Industrial - 1.4%
Capital Goods - 0.2%
Cemex SAB de CV
9.00%, 1/11/18 (a)		5,070	5,196,750

Consumer Cyclical - Other - 0.2%
Peermont Global Pty Ltd.
7.75%, 4/30/14 (a)	EUR	3,400	4,166,324
Royal Caribbean Cruises Ltd.
7.25%, 3/15/18	U.S.$	1,000	1,080,000

		Principal Amount (000)	U.S. $ Value
7.50%, 10/15/27		1,000	991,250

			6,237,574

Consumer Cyclical - Retailers - 0.2%
Edcon Holdings Proprietary Ltd.
6.526%, 6/15/15 (a)(b)	EUR	3,734	4,332,764

Consumer Non-Cyclical - 0.4%
CEDC Finance Corp. International, Inc.
8.875%, 12/01/16 (a)		2,600	3,782,277
9.125%, 12/01/16 (a)	U.S.$	1,150	1,236,250
Foodcorp Ltd.
8.875%, 6/15/12 (a)	EUR	1,956	2,718,228
JBS Finance II Ltd.
8.25%, 1/29/18 (a)	U.S.$	4,750	4,750,000

			12,486,755

Energy - 0.2%
Ecopetrol SA
7.625%, 7/23/19		1,722	1,993,215
Pan American Energy LLC/Argentine Branch
7.875%, 5/07/21 (a)		2,360	2,525,200

			4,518,415

Other Industrial - 0.1%
New Reclamation Group Pty Ltd. (The)
8.125%, 2/01/13 (a)	EUR	2,487	2,894,189
Savcio Holdings Pty Ltd.
8.00%, 2/15/13 (a)		290	391,098

			3,285,287

Technology - 0.1%
MagnaChip Semiconductor SA / MagnaChip Semiconductor Finance Co.
10.50%, 4/15/18	U.S.$	2,800	3,045,000

			39,102,545

Total Emerging Markets - Corporate Bonds (cost $53,147,686)			55,378,534

GOVERNMENTS - SOVEREIGN BONDS - 1.4%
Brazil - 0.1%
Republic of Brazil
8.25%, 1/20/34		2,022	2,684,205

Cote D’Ivoire - 0.1%
Ivory Coast Government International Bond
2.50%, 12/31/32 (a)(h)(k)		10,340	3,722,400

Croatia - 0.3%
Republic of Croatia
6.625%, 7/14/20 (a)		5,350	5,542,600

		Principal Amount (000)	U.S. $ Value
6.75%, 11/05/19 (a)		3,280	3,427,600

			8,970,200

Iceland - 0.1%
Iceland Government International Bond
3.75%, 12/01/11	EUR	2,750	3,641,371

Lithuania - 0.3%
Republic of Lithuania
6.75%, 1/15/15 (a)	U.S.$	3,815	4,115,431
7.375%, 2/11/20 (a)		2,202	2,416,695

			6,532,126

Panama - 0.4%
Republic of Panama
6.70%, 1/26/36		1,317	1,471,748
8.875%, 9/30/27		2,709	3,684,240
9.375%, 4/01/29		2,946	4,139,130

			9,295,118

Peru - 0.1%
Republic of Peru
8.75%, 11/21/33		2,738	3,751,060

Total Governments - Sovereign Bonds (cost $36,246,499)			38,596,480

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 1.4%
United States - 1.4%
Allegheny Cnty PA Hosp Dev Auth (West Penn Allegheny Hlth Sys)
Series 2007A
5.375%, 11/15/40		2,820	1,880,630
Buckeye OH Tob Stlmnt Fin Auth
Series 2007A-2
5.875%, 6/01/47		3,055	1,996,870
California State
7.60%, 11/01/40		1,200	1,243,560
7.625%, 3/01/40		1,250	1,298,050
7.95%, 3/01/36		2,235	2,289,065
California Statewide CDA (Thomas Jefferson Sch Law)
Series 2008A
7.25%, 10/01/38		1,565	1,514,106
Illinois Finance Auth
Series 2010A
8.125%, 2/15/40		2,910	2,763,074
Illinois State
7.35%, 7/01/35		4,120	4,003,816
Indiana Finance Auth (Kings Daughters Hospital)
5.50%, 8/15/40		2,260	1,810,848
Kentucky Economic Development Finance Auth
6.50%, 3/01/45		1,700	1,590,095
Los Angeles CA Regl Arpts Impt Corp (American Airlines, Inc.)
Series 2002C
7.50%, 12/01/24		1,970	1,964,661

	Principal Amount (000)	U.S. $ Value
Louisiana Pub Fac Auth (Ochsner Clinic Fndtn)
Series 2007A
5.375%, 5/15/43	2,820	2,233,073
Mid-Bay Bridge Auth FL
Series 2011A
7.25%, 10/01/40 (m)	3,435	3,389,177
Regional Transportation District (Denver Transit Partners)
6.00%, 1/15/41	4,050	3,647,146
Sioux Falls S D Health Facs
5.00%, 11/15/33	2,015	1,451,425
Tobacco Settlement Financing Corp. NJ
Series 2007 1A
5.00%, 6/01/41	2,890	1,735,301
Tobacco Settlement Financing Corp. VA
Series 2007B1
5.00%, 6/01/47	2,255	1,281,697
Turlock CA Hlth Fac COP (Emanuel Medical Center)
5.375%, 10/15/34	2,750	2,198,790

Total Local Governments - Municipal Bonds (cost $37,643,027)		38,291,384

	Shares
PREFERRED STOCKS - 1.1%
Financial Institutions - 0.7%
Banking - 0.3%
Capital One Capital II
7.50%	130,000	3,317,600
Santander Finance Preferred SA Unipersonal
6.80%	67,000	1,478,690
Zions BanCorp.
9.50%	156,700	4,066,365

		8,862,655

Finance - 0.4%
Ally Financial, Inc.
7.00% (a)	479	460,289
Citigroup Capital XII
8.50%	237,000	6,233,100
Citigroup Capital XIII
7.875% (j)	94,000	2,512,620

		9,206,009

REITS - 0.0%
Sovereign Real Estate Investment Trust
12.00% (a)	501	571,140

		18,639,804

Industrial - 0.4%
Communications - Telecommunications - 0.2%
Centaur Funding Corp.
9.08% (a)	6,280	6,880,525

Company		Shares	U.S. $ Value
Consumer Cyclical - Other - 0.2%
Las Vegas Sands Corp.
10.00%		51,000	5,712,000

			12,592,525

Non Corporate Sectors - 0.0%
Agencies - Government Sponsored - 0.0%
Federal Home Loan Mortgage Corp.
Series Z
8.375%		11,250	18,225
Federal National Mortgage Association
8.25%		51,350	81,647

			99,872

Total Preferred Stocks (cost $31,526,347)			31,332,201

		Principal Amount (000)
ASSET-BACKED SECURITIES - 1.0%
Home Equity Loans - Fixed Rate - 0.7%
Countrywide Asset-Backed Certificates
Series 2005-7, Class AF5W
5.054%, 10/25/35	U.S.$	2,108	1,415,529
Series 2006-1, Class AF6
5.526%, 7/25/36		2,747	2,210,190
Series 2006-15, Class A6
5.826%, 10/25/46		2,319	1,820,933
CSAB Mortgage Backed Trust
Series 2006-2, Class A6A
5.72%, 9/25/36		2,120	1,524,733
GSAA Trust
Series 2005-12, Class AF5
5.659%, 9/25/35		2,300	1,803,639
Series 2006-10, Class AF3
5.985%, 6/25/36		2,508	1,535,261
Halo 2007-wf1 A3
Series 2007-WF1, Class A3
5.73%, 12/25/36		3,564	1,677,947
JP Morgan Mortgage Acquisition Corp.
Series 2007-CH2, Class AF3
5.552%, 1/25/37		1,750	1,035,309
LXS 2006-17
Series 2006-17, Class WF32
5.55%, 11/25/36		3,400	2,813,940
LXS 2007-6
Series 2007-6, Class 3A5
5.72%, 5/25/37		1,306	899,826
Morgan Stanley Mortgage Loan Trust
Series 2006-15XS, Class A3
5.988%, 11/25/36		2,457	1,603,648
Series 2007-8XS, Class A2
6.00%, 4/25/37		2,367	1,713,329

			20,054,284

		Principal Amount (000)	U.S. $ Value
Home Equity Loans - Floating Rate - 0.3%
Countrywide Asset-Backed Certificates
Series 2007-S2, Class A1
0.40%, 5/25/37 (b)		802	706,373
Credit-Based Asset Servicing and Securitization LLC
Series 2007-CB2, Class A2C
4.853%, 2/25/37 (b)		4,700	2,870,589
Series 2007-CB3, Class A3
5.419%, 3/25/37 (b)		2,155	1,166,243
GSAA Home Equity Trust
Series 2006-6, Class AF4
5.168%, 3/25/36 (b)		1,925	1,143,311
Series 2006-6, Class AF5
5.168%, 3/25/36 (b)		1,444	857,473

			6,743,989

Total Asset-Backed Securities (cost $26,228,370)			26,798,273

SUPRANATIONALS - 0.4%
Eurasian Development Bank
7.375%, 9/29/14 (a)		1,760	1,905,200
European Investment Bank Zero Coupon, 4/24/13 (a)	IDR	82,770,270	7,748,278

Total Supranationals (cost $10,008,757)			9,653,478

LOCAL GOVERNMENTS - REGIONAL BONDS - 0.3%
Argentina - 0.1%
Provincia de Cordoba
12.375%, 8/17/17 (a)	U.S.$	4,226	4,521,820

Colombia - 0.2%
Bogota Distrio Capital
9.75%, 7/26/28 (a)	COP	6,665,000	4,539,182

Total Local Governments - Regional Bonds (cost $7,060,225)			9,061,002

INFLATION-LINKED SECURITIES - 0.1%
Uruguay - 0.1%
Republica Orient Uruguay
3.70%, 6/26/37
(cost $2,208,226)	UYU	52,658	2,677,033

GOVERNMENTS - SOVEREIGN AGENCIES - 0.1%
Spain - 0.1%
Instituto de Credito Oficial
4.53%, 3/17/16
(cost $2,438,657)	CAD	2,700	2,410,411

		Shares
COMMON STOCKS - 0.0%
American Media Operations, Inc. (e)(i)		15,926	238,890

Company	Shares	U.S. $ Value
American Media, Inc. (e)(f)	10,382	0
AOT Bedding Super Holdings, LLC	43	0
Broder Brothers Co.	26,940	0
Gallery Media Holding	202	0
Greektown Superholdings, Inc. (e)(f)(n)	541	37,870
Merisant Co. (e)(i)	999	0
Neenah Enterprises, Inc. (e)(i)	49,578	148,734
U.S. Shipping Corp. (e)(o)	27,473	0

Total Common Stocks (cost $2,031,028)		425,494

WARRANTS - 0.0%
Alion Science And Technology C, expiring 11/01/14 (a)(n)	1,050	0
Charter Communications, Inc., expiring 11/30/14 (n)	6,691	58,546
Koosharem Corp. (e)(i)(n)	3,766	4
Magnachip Semicon, expiring 12/31/49 (n)	12,000	0
Quality Distribution LLC/QD Capital Corp., expiring 11/01/13 (n)	50,562	0

Total Warrants (cost $1,820,208)		58,550

	Contracts (p)
OPTION PURCHASED - CALL - 0.0%
Swaptions - 0.0%
IRS USD RTR
Expiration: May 2011, Exercise Rate: 2.17%
(cost $126,900)	470,000	0

	Shares
SHORT-TERM INVESTMENTS - 5.2%
Investment Companies - 5.2%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.16% (q) (cost $142,704,289)	142,704,289	142,704,289
Total Investments - 103.1% (cost $2,677,068,106) (r)		2,840,958,700
Other assets less liabilities - (3.1)%		(85,386,004)

Net Assets - 100.0%		$2,755,572,696

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at January 31, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Barclays Capital Inc.:
Euro settling 3/07/11	1,216	$1,650,605	$1,664,616	$14,011
Brown Brothers Harriman & Co.:
Australian Dollar settling 2/17/11	14,369	14,171,677	14,293,755	122,078

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at January 31, 2011	Unrealized Appreciation/ (Depreciation)
South African Rand settling 2/10/11	276	$39,391	$38,270	$(1,121)
Citibank:
Euro settling 3/07/11	1,000	1,333,678	1,368,598	34,920
Mexican Peso settling 2/11/11	316,800	25,828,543	26,094,659	266,116
Credit Lyonnais:
Euro settling 3/07/11	1,918	2,482,389	2,625,090	142,701
Credit Suisse First Boston:
China Yuan Renminbi settling 1/13/12	218,234	33,666,517	33,725,813	59,296
South Korean Won settling 2/25/11	26,444,734	23,668,427	23,550,181	(118,246)
Goldman Sachs:
Brazilian Real settling 2/02/11	8,450	5,047,626	5,068,974	21,348
Euro settling 3/07/11	2,936	3,915,275	4,018,174	102,899
Norwegian Krone settling 2/15/11	88,028	14,798,419	15,232,620	434,201
Swedish Krona settling 2/15/11	179,168	26,696,001	27,766,226	1,070,225
HSBC Securities Inc.:
South African Rand settling 2/10/11	672	98,088	93,349	(4,739)
Standard Chartered Bank:
Brazilian Real settling 2/02/11	15,423	9,120,638	9,252,227	131,589
Indonesian Rupiah settling 3/25/11	155,785,861	16,960,899	17,031,826	70,927
Malaysian Ringgit settling 3/24/11	40,121	13,124,308	13,095,748	(28,560)
Russian Rubles settling 2/14/11	172,050	5,700,592	5,769,334	68,742
Singapore Dollar settling 3/09/11	33,854	26,374,038	26,463,886	89,848
UBS Securities LLC:
Brazilian Real settling 2/02/11	23,873	14,266,001	14,321,201	55,200
Norwegian Krone settling 2/15/11	66,545	11,130,718	11,515,087	384,369
Westpac Banking Corp.:
Indonesian Rupiah settling 3/18/11	121,634,752	13,370,864	13,315,972	(54,892)
New Zealand Dollar settling 2/09/11	34,315	26,127,269	26,466,983	339,714
Sale Contracts:
Barclays Capital Inc.:
Canadian Dollar settling 3/25/11	28,371	28,504,894	28,304,014	200,880
Euro settling 3/07/11	2,522	3,256,428	3,451,145	(194,717)
Japanese Yen settling 3/24/11	1,908,606	22,935,569	23,261,409	(325,840)
BNP Paribas SA:
Euro settling 3/07/11	171,955	228,614,516	235,337,542	(6,723,026)
Hungarian Forint settling 2/11/11	2,725,353	12,801,096	13,658,322	(857,226)
Brown Brothers Harriman & Co.:
Euro settling 3/07/11	900	1,235,664	1,231,738	3,926
Deutsche Bank:
New Zealand Dollar settling 2/09/11	3,771	2,794,546	2,908,915	(114,369)
Goldman Sachs:
Brazilian Real settling 2/02/11	8,450	5,049,436	5,068,974	(19,538)
Goldman Sachs:Goldman Sachsg
Brazilian Real settling 3/02/11	8,450	5,017,950	5,037,016	(19,066)
Goldman Sachs:
Euro settling 3/07/11	28,434	37,917,663	38,914,191	(996,528)
Morgan Stanley & Co., Inc.:
Australian Dollar settling 2/17/11	16,025	15,872,923	15,941,610	(68,687)
Standard Chartered Bank:
Brazilian Real settling 2/02/11	15,423	9,216,565	9,252,227	(35,662)
UBS Securities LLC:
Brazilian Real settling 2/02/11	23,873	14,062,219	14,321,201	(258,982)
Great British Pound settling 2/02/11	8,169	12,701,766	13,085,172	(383,406)

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at January 31, 2011	Unrealized Appreciation/ (Depreciation)
Great British Pound settling 4/04/11	8,168	$13,090,010	$13,078,337	$11,673

CALL OPTIONS WRITTEN

CREDIT DEFAULT SWAPTION

Description	Counter- party	Buy/Sell Protection	Strike Price	Expiration Date	Notional Amount (000)	Premiums	Market Value
Call - CDX-NAHY/15	Morgan Stanley	Sell	104.00%	02/16/2011	$10,000	$42,000	$(34,195)

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, N.A.	$247,500	12/23/15	2.14%	3 Month LIBOR	$(358,735)
JPMorgan Chase Bank, N.A.	185,200	12/23/17	3 Month LIBOR	2.805%	94,166
Morgan Stanley	258,250	1/5/16	2.18%	3 Month LIBOR	(541,895)
Morgan Stanley	193,400	1/5/18	3 Month LIBOR	2.84%	212,526

CREDIT DEFAULT SWAP CONTRACTS ON CORPORATE AND SOVEREIGN ISSUES

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at January 31, 2011	Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Goldman Sachs Bank USA: Hellenic Republic Government
5.9% 10/22/22, 6/20/15*	(0.50)%	8.62%		$7,800	$53,092	$—	$53,092
JPMorgan Chase Bank, NA: Republic of Iceland
4.375% 3/10/14, 12/20/11*	(10.50)	3.34	EUR	2,750	(282,424)	—	(282,424)
Sale Contracts
Deutshe Bank: Ukraine
7.65% 6/11/13, 2/25/11*	5.00	3.12		$13,000	$307,622	$31,810	$339,432

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at January 31, 2011	Notional Amount (000)	Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Bank USA: Gazprom
8.625% 4/28/34, 11/20/11*+	9.25	8.46	8,400	725,836	—	725,836
VTB Bank
4.25% 2/15/16, 11/20/11*	11.50	1.17	4,400	467,111	—	467,111
JPMorgan Chase Bank, N.A.: Ukraine
7.65% 6/11/13, 2/20/11*	5.00	3.12	3,500	84,702	24,404	109,106
Morgan Stanley: RSHB
7.18% 5/16/13, 11/20/13*	9.75	1.92	5,400	1,239,657	—	1,239,657

*	Termination date.
+	The fund held collateral received from the swap counterparty. The aggregate market value of these securities amounted to $1,562,076.

CREDIT DEFAULT SWAP CONTRACTS ON CREDIT INDICES

Swap Counterparty & Index	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at January 31, 2011	Notional Amount (000)	Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Barclays Capital Inc.: CDX NAIG-15V1 5 Year Index, 12/20/15*	1.00%	4.57%	$3,000	$(423,917)	$433,883	$9,966
Morgan Stanley: CDX NAHY-15 5-Year Index, 12/20/15*	5.00	4.11	10,000	422,223	169,119	591,342
Morgan Stanley: CDX NAHY-15 5-Year Index, 12/20/15*	5.00	4.11	25,000	1,055,556	221,575	1,277,131

*	Termination date.

REVERSE REPURCHASE AGREEMENTS

Broker	Principal Amount (000’s)	Currency	Interest Rate		Maturity	U.S. $ Value at January 31, 2011
Barclays Capital Inc.	453	USD	(2.50	)%*	12/30/11	$451,832
Barclays Capital Inc.	3,249	USD	(2.00	)%*	12/30/11	3,245,140
Barclays Capital Inc.	2,516	USD	(1.75	)%*	12/30/11	2,512,568
Barclays Capital Inc.	1,257	USD	(1.75	)%*	12/30/11	1,255,777
Barclays Capital Inc.	316	USD	(1.75	)%*	12/30/11	315,013
Barclays Capital Inc.	1,749	USD	(1.50	)%*	12/30/11	1,746,085
Barclays Capital Inc.	826	USD	(1.50	)%*	12/30/11	825,017
Barclays Capital Inc.	159	USD	(1.50	)%*	12/30/11	158,675

Broker	Principal Amount (000’s)	Currency	Interest Rate		Maturity	U.S. $ Value at January 31, 2011
Barclays Capital Inc.	1,251	USD	(1.00	)%*	12/30/11	1,250,374
Barclays Capital Inc.	788	USD	(1.00	)%*	12/30/11	787,063
Barclays Capital Inc.	1,838	EUR	(0.50	)%*	12/30/11	2,515,418
Barclays Capital Inc.	1,034	EUR	(0.50	)%*	12/30/11	1,414,812
Barclays Capital Inc.	534	USD	(0.50	)%*	12/30/11	533,453
Barclays Capital Inc.	440	USD	(0.30	)%*	12/30/11	440,243
Barclays Capital Inc.	956	USD	(0.25	)%*	8/03/11	955,402
Barclays Capital Inc.	661	USD	(0.25	)%*	10/14/11	660,546
Barclays Capital Inc.	2,484	USD	(0.25	)%*	12/30/11	2,484,237
Barclays Capital Inc.	1,986	USD	(0.25	)%*	12/30/11	1,985,306
Barclays Capital Inc.	1,885	USD	(0.25	)%*	12/30/11	1,884,334
Barclays Capital Inc.	1,176	USD	(0.25	)%*	12/30/11	1,175,341
Barclays Capital Inc.	702	EUR	(0.25	)%*	12/30/11	961,003
Barclays Capital Inc.	545	EUR	(0.25	)%*	12/30/11	746,244
Barclays Capital Inc.	620	USD	(0.25	)%*	12/30/11	619,821
Barclays Capital Inc.	3,360	USD	(0.13	)%*	12/30/11	3,358,808
Barclays Capital Inc.	1,313	USD	(0.10	)%*	12/30/11	1,312,923
Barclays Capital Inc.	1,005	EUR	0.00%		8/05/11	1,375,996
Barclays Capital Inc.	2,348	USD	0.00%		10/14/11	2,347,525
Barclays Capital Inc.	2,320	USD	0.00%		12/30/11	2,319,678
Barclays Capital Inc.	1,010	EUR	0.00%		12/30/11	1,382,876
Barclays Capital Inc.	372	USD	0.00%		12/30/11	371,500
Barclays Capital Inc.	763	USD	0.00%		12/30/11	763,000
Barclays Capital Inc.	1,145	USD	0.00%		12/30/11	1,145,000
Barclays Capital Inc.	4,779	USD	0.00%		12/30/11	4,778,550
Barclays Capital Inc.	5,057	USD	0.00%		12/30/11	5,056,625
Barclays Capital Inc.	2,000	USD	0.40%		8/05/11	2,001,222
ING Bank Amsterdam	906	USD	(2.00	)%*	12/30/11	903,462
ING Bank Amsterdam	2,080	USD	(1.75	)%*	12/30/11	2,075,248
ING Bank Amsterdam	1,036	USD	(1.75	)%*	12/30/11	1,034,940
ING Bank Amsterdam	518	USD	(1.75	)%*	12/30/11	516,418
ING Bank Amsterdam	470	USD	(1.50	)%*	8/05/11	469,060
ING Bank Amsterdam	341	USD	(1.43	)%*	12/30/11	340,384
ING Bank Amsterdam	743	USD	(1.25	)%*	12/30/11	741,842
ING Bank Amsterdam	554	USD	(1.00	)%*	8/05/11	553,012
ING Bank Amsterdam	3,195	USD	(0.75	)%*	12/30/11	3,192,271
ING Bank Amsterdam	95	USD	(0.75	)%*	12/30/11	95,079
ING Bank Amsterdam	2,206	USD	(0.50	)%*	12/30/11	2,205,173
ING Bank Amsterdam	1,585	USD	(0.50	)%*	12/30/11	1,584,282
ING Bank Amsterdam	1,055	USD	(0.50	)%*	12/30/11	1,054,399
ING Bank Amsterdam	1,043	USD	(0.50	)%*	12/30/11	1,041,906
ING Bank Amsterdam	1,095	USD	(0.38	)%*	12/30/11	1,094,544
ING Bank Amsterdam	1,573	USD	(0.25	)%*	12/30/11	1,572,957
ING Bank Amsterdam	114	USD	(0.25	)%*	12/30/11	113,810
ING Bank Amsterdam	104	USD	(0.25	)%*	12/30/11	104,244
ING Bank Amsterdam	1,675	USD	(0.15	)%*	12/30/11	1,674,705
ING Bank Amsterdam	448	USD	(0.13	)%*	10/14/11	447,427
ING Bank Amsterdam	1,013	USD	(0.13	)%*	12/30/11	1,012,930
ING Bank Amsterdam	938	USD	(0.13	)%*	12/30/11	937,912
ING Bank Amsterdam	903	USD	(0.13	)%*	12/30/11	902,334
ING Bank Amsterdam	254	USD	(0.13	)%*	12/30/11	254,365
ING Bank Amsterdam	98	USD	(0.13	)%*	12/30/11	97,996
ING Bank Amsterdam	1,105	USD	(0.13	)%*	12/31/11	1,104,835
ING Bank Amsterdam	1,672	USD	0.00%		12/30/11	1,671,750
ING Bank Amsterdam	1,124	USD	0.00%		12/30/11	1,124,425
ING Bank Amsterdam	1,004	USD	0.00%		12/30/11	1,003,750
ING Bank Amsterdam	1,005	USD	0.00%		12/30/11	1,005,480
ING Bank Amsterdam	226	USD	0.05%		12/30/11	226,063
ING Bank Amsterdam	19,697	USD	0.15%		12/30/11	19,700,635
ING Bank Amsterdam	2,560	USD	0.15%		12/30/11	2,560,053
ING Bank Amsterdam	3,230	USD	0.17%		12/30/11	3,230,490
JPMorgan Chase Bank	1,669	USD	0.00%		2/01/11	1,668,870
JPMorgan Chase Bank	6,534	USD	0.00%		12/30/11	6,533,500
JPMorgan Chase Bank	7,620	USD	0.00%		12/30/11	7,619,850
JPMorgan Chase Bank	8,552	USD	0.35%		12/30/11	8,556,251
New Edge Securities	524	EUR	(0.75	)%*	12/30/11	717,410
New Edge Securities	5,944	USD	0.00%		12/30/11	5,944,063
Nomura Securities	2,711	EUR	0.00%		12/30/11	3,711,697

Broker	Principal Amount (000’s)	Currency	Interest Rate	Maturity	U.S. $ Value at January 31, 2011
Nomura Securities	1,426	USD	0.15%	12/30/11	1,426,355
Nomura Securities	927	USD	0.25%	12/30/11	926,841
Nomura Securities	85	USD	0.25%	12/30/11	85,092

					$147,975,517

*	Variable rate, Interest payment due to/(from) counterparty.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2011, the aggregate market value of these securities amounted to $1,009,379,558 or 36.6% of net assets.
(b)	Floating Rate Security. Stated interest rate was in effect at January 31, 2011.
(c)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The market value of the collateral amounted to $146,739,188.
(d)	Pay-In-Kind Payments (PIK).
(e)	Fair valued.
(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.02% of net assets as of January 31, 2011, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
American Media, Inc.	3/04/09	$230,000	$0	0.00%
Broder Brothers Co.
12.00%, 10/15/13	5/21/09	489,336	307,571	0.01%
European Media Capital SA
10.00%, 2/01/15	8/18/10	805,655	354,200	0.01%
Greektown Holdings LLC
10.75%, 12/01/13	7/20/10	45,581	0	0.00%
Greektown Superholdings, Inc.	7/19/10	52	37,870	0.00%

(g)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(h)	Security is in default and is non-income producing.
(i)	Illiquid security.
(j)	Variable rate coupon, rate shown as of January 31, 2011.
(k)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at January 31, 2011.
(l)	This position or a portion of this position represents an unsettled loan purchase. At January 31, 2011, the market value and unrealized gain of these unsettled loan purchases amounted to $2,699,544 and $48,428, respectively. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.
(m)	When-Issued or delayed delivery security.
(n)	Non-income producing security.
(o)	Restricted and illiquid security.
(p)	One contract relates to 100 shares.
(q)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(r)	As of January 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $198,346,816 and gross unrealized depreciation of investments was $(34,456,222), resulting in net unrealized appreciation of $163,890,594.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CLP	-	Chilean Peso
COP	-	Colombian Peso
DOP	-	Dominican Peso
EGP	-	Egyptian Pound
EUR	-	Euro
GBP	-	Great British Pound
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
NZD	-	New Zealand Dollar
PHP	-	Philippine Peso
RUB	-	Russian Ruble
TRY	-	Turkish Lira
UAH	-	Ukrainian Hryvnia
UYU	-	Uruguayan Peso
ZAR	-	South African Rand

Glossary:

ARMs	-	Adjustable Rate Mortgages
CDA	-	Community Development Authority
CMBS	-	Commercial Mortgage-Backed Securities
CMOs	-	Collateralized Mortgage Obligations
COP	-	Certificate of Participation
MBIA	-	MBIA Insurance Corporation
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust

Portfolio Summary

January 31, 2011 (unaudited)

COUNTRY BREAKDOWN *

59.1%	United States
3.5%	Russia
3.3%	Brazil
2.5%	United Kingdom
2.0%	Argentina
1.9%	Netherlands
1.8%	South Africa
1.4%	Colombia
1.1%	Kazakhstan
1.1%	Canada
1.0%	Ukraine
1.0%	France
0.9%	Ireland
14.4%	Other
5.0%	Short-Term

100.0%	Total Investments

*	All data are as of January, 31, 2010. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.8% or less in the following countries: Australia, Austria, Barbados, Belgium, Bermuda, Cayman Islands, Chile, China, Cote D’Ivoire, Croatia, Czech Republic, Denmark, Dominican Republic, Egypt, El Salvador, Gabon, Germany, Ghana, Greece, Hong Kong, Hungary, Iceland, India, Indonesia, Italy, Jamaica, Japan, Lithuania, Luxembourg, Mexico, New Zealand, Norway, Panama, Peru, Philippines, Poland, Serbia & Montenegro, Singapore, Spain, Supranational, Sweden, Switzerland, Trinidad & Tobago, Turkey and Uruguay.

AllianceBernstein High Income Fund

January 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2011:

Investments in Securities	Level 1			Level 2		Level 3		Total
Corporates - Non-Investment Grades	$	– 0	–	$1,553,360,835		$8,766,033		$1,562,126,868
Corporates - Investment Grades		– 0	–	296,267,966		5,936,875		302,204,841
Emerging Markets - Sovereigns		– 0	–	142,736,692		2,836,103		145,572,795
Governments - Treasuries		– 0	–	110,979,913		– 0	–	110,979,913
Commercial Mortgage-Backed Securities		– 0	–	27,528,105		70,166,407		97,694,512
Quasi-Sovereigns		– 0	–	79,730,681		– 0	–	79,730,681
Bank Loans		– 0	–	– 0	–	65,525,701		65,525,701
CMOs		– 0	–	57,505,705		3,537,472		61,043,177
Emerging Markets - Treasuries		– 0	–	52,764,987		5,928,096		58,693,083
Emerging Markets - Corporate Bonds		– 0	–	55,378,534		– 0	–	55,378,534
Governments - Sovereign Bonds		– 0	–	38,596,480		– 0	–	38,596,480
Local Governments - Municipal Bonds		– 0	–	38,291,384		– 0	–	38,291,384
Preferred Stocks		30,300,772		1,031,429		– 0	–	31,332,201
Asset-Backed Securities		– 0	–	26,798,273		– 0	–	26,798,273
Supranationals		– 0	–	1,905,200		7,748,278		9,653,478
Local Governments - Regional Bonds		– 0	–	9,061,002		– 0	–	9,061,002
Inflation-Linked Securities		– 0	–	2,677,033		– 0	–	2,677,033
Governments - Sovereign Agencies		– 0	–	2,410,411		– 0	–	2,410,411
Common Stocks		– 0	–	– 0	–	425,494		425,494
Warrants		– 0	–	– 0	–	58,550		58,550
Options Purchased-Call		– 0	–	– 0	–	– 0	–	– 0	–
Short-Term Investments		142,704,289		– 0	–	– 0	–	142,704,289

Total Investments in Securities		173,005,061		2,497,024,630		170,929,009		2,840,958,700
Other Financial Instruments*:
Assets
Credit Default Swaps		– 0	–	4,812,673		– 0	–	4,812,673
Interest Rate Swaps		– 0	–	306,692		– 0	–	306,692
Forward Currency Exchange Contracts		– 0	–	3,624,663		– 0	–	3,624,663
Written Swaptions - Credit Default		– 0	–	7,805		– 0	–	7,805
Liabilities
Credit Default Swaps		– 0	–	(282,424)		– 0	–	(282,424)
Interest Rate Swaps		– 0	–	(900,630)		– 0	–	(900,630)
Forward Currency Exchange Contracts		– 0	–	(10,204,605)		– 0	–	(10,204,605)

Total		$175,005,061		$2,494,388,804		$170,929,009		$2,838,322,874

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the end of the reporting period.

	Corporates - Non Investment Grades		Corporates - Investment Grades		Emerging Markets - Sovereigns		Commerical Mortgage-Backed Securities
Balance as of 10/31/10	$33,708,344		$4,535,572		$11,818,976		$69,761,354
Accrued discounts/ (premiums)	(66,910)		21,172		157,392		112,175
Realized gain (loss)	3,912		(11,885)		794,339		333,509
Change in unrealized appreciation/depreciation	358,739		159,145		(1,260,134)		4,194,501
Net purchases (sales)	6,869,904		5,649,664		(8,674,470)		(2,497,835)
Transfers into level 3	– 0	–	– 0	–	– 0	–	– 0	–
Transfers out of level 3	(32,107,956)		(4,416,793)		– 0	–	(1,737,297)

Balance as of 1/31/11	$8,766,033		$5,936,875		$2,836,103		$70,166,407

Net change in unrealized appreciation/depreciation from investments held as of 1/31/11	$516,087		$186,875		$(25,298)		$4,414,779

	Bank Loans		CMOs		Emerging Markets - Treasuries		Emerging Markets - Corporate Bonds
Balance as of 10/31/10	$42,646,923		$53,856,828		$ – 0	–	$1,443,000
Accrued discounts/ (premiums)	218,002		259,521		130		490
Realized gain (loss)	113,558		512,772		– 0	–	21,178
Change in unrealized appreciation/depreciation	1,617,588		1,880,612		(32,300)		(75,293)
Net purchases (sales)	20,929,630		(1,385,466)		5,960,266		– 0	–
Transfers into level 3	– 0	–	– 0	–	– 0	–	– 0	–
Transfers out of level 3	– 0	–	(51,586,795)		– 0	–	(1,389,375)

Balance as of 1/31/11	$65,525,701		$3,537,472		$5,928,096		$ – 0	–

Net change in unrealized appreciation/depreciation from investments held as of 1/31/11	$1,655,810		$(58,294)		$(32,300)		$(21,178)

	Asset-Backed Securities			Supranationals		Common Stocks		Warrants
Balance as of 10/31/10		$31,179,732		$8,111,718		$197,937		$30,110
Accrued discounts/ (premiums)		119,515		104,941		– 0	–	– 0	–
Realized gain (loss)		414,029		– 0	–	– 0	–	– 0	–
Change in unrealized appreciation/depreciation		(32,070)		(468,381)		(408,070)		28,436
Net purchases (sales)		(6,703,866)		– 0	–	635,627		4
Transfers into level 3		– 0	–	– 0	–	– 0	–	– 0	–
Transfers out of level 3		(24,977,340)		– 0	–	– 0	–	– 0	–

Balance as of 1/31/11	$	– 0	–	$7,748,278		$425,494		$58,550

Net change in unrealized appreciation/depreciation from investments held as of 1/31/11	$	– 0	–	$(468,381)		$(408,071)		$28,437

	Local Governments – Regional Bonds			Total
Balance as of 10/31/10		$5,208,252		$262,498,746
Accrued discounts/ (premiums)		1,995		928,423
Realized gain (loss)		– 0	–	2,181,412
Change in unrealized appreciation/depreciation		(671,065)		5,291,708
Net purchases (sales)		– 0	–	20,783,458
Transfers into level 3		– 0	–	– 0	–
Transfers out of level 3		(4,539,182)		(120,754,738)

Balance as of 1/31/11	$	– 0	–	$170,929,009

Net change in unrealized appreciation/depreciation from investments held as of 1/31/11		– 0	–	$5,788,466

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein High Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 25, 2011

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 25, 2011